UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Vincent P. Corti
Capital Income Builder
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital Income Builder®

[photo of a tree - grass-covered hills in the background]

Semi-annual report for the six months ended April 30, 2012

Capital Income Builder seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

This fund is one of more than 40 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2012 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–1.18%	0.16%	6.22%

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated January 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2012, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 3.36%.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of a tree - grass-covered hills in the background]

Fellow investors:

The first half of Capital Income Builder’s fiscal year was marked by a sharp rise in U.S. equities, a low interest rate environment and ongoing volatility in European markets.

For the six months ended April 30, 2012, the fund saw a total return of 7.2%. By way of comparison, the Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, rose 12.8%, while the MSCI EAFE Index, which measures developed markets outside the U.S. and Canada, gained just 2.7%. Both indexes are unmanaged and have no expenses. It should be noted that neither accurately reflects the fund’s objective, which involves utilizing a mix of domestic and overseas stocks as well as fixed-income holdings to provide above-average and growing income. The fund’s peer group, the Lipper Income Funds Average, climbed 5.5%. As you can see below, Capital Income Builder continues to compare favorably to its peers and indexes over longer periods of time.

Dividend income

As part of the fund’s efforts to provide investors with current income, Capital Income Builder had a 12-month dividend yield of 4.07% as of April 30, 2012, greater than the 2.52% yield of the Lipper Income Funds Average and the 1.98% generated by the S&P 500 Index.

[Begin Sidebar]
Results at a glance
For periods ended April 30, 2012, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime
					(since
					7/30/87)
Capital Income Builder
(Class A shares)	7.17%	1.52%	0.85%	6.74%	9.69%

Standard & Poor’s 500
Composite Index*	12.76	4.73	1.01	4.70	8.59

Lipper Income Funds Average	5.52	2.12	2.96	4.99	8.35

*The index is unmanaged and, therefore, has no expenses.
[End Sidebar]

The fund paid a dividend of 47.5 cents a share in both December 2011 and March 2012. A special dividend of 21.5 cents a share was also paid out in December. The fund tries to increase its dividend each quarter when market conditions allow. The recent pattern of equity dividend payments made that difficult in the first quarter, however. We hope to raise quarterly dividends for the remainder of the year.

The current environment

The U.S. economy continues to recover, though the pace of the recovery appears to have slowed. In Europe, economic conditions remain very challenging and unsettled due to looming governmental and corporate debt levels, as well as declining confidence in the euro.

Interest rates in the U.S. remain near record lows, and the Federal Reserve has signaled its unwillingness to lift the nation’s benchmark lending rate for at least several years. Unemployment continues to fall, though job growth has slowed, as have increases in gross domestic product. There is evidence to suggest that the slowdown may be seasonal, but the fund’s portfolio counselors will continue to monitor economic indicators closely in the coming months.

The situation in Europe remains precarious, with election results in Greece and Spain’s banking crisis fueling uncertainty. Numerous attempts at finding consensus solutions have stalled or unraveled, and many nations in the euro zone are either close to falling into recession or have already done so. That said, a number of dividend-paying European companies continue to thrive despite the uncertain economic environment.

A look at the portfolio

At period-end, roughly 73% of the fund’s portfolio was composed of equities, with the remainder in bonds (23%) and short-term cash and equivalents (4%). Just over half the portfolio is invested in U.S. stocks and debt instruments, with 26% invested in European shares and 13% in issues from countries in the Asia/Pacific region.

Eight of the top 10 holdings posted positive returns for the six months, with five realizing double-digit gains. Philip Morris, the largest position, provided a 28.1% return, followed by Altria, the second largest, with 16.9%. SSE (–0.3%) and pharmaceutical giant Novartis (–2.4%) experienced net losses during this brief period.

The bond portfolio is primarily invested in U.S. Treasuries and other government-issued debt, but fund managers increased their holdings in corporate bonds over the first half of Capital Income Builder’s fiscal year in order to help produce income in the current rate environment.

The road ahead

As mentioned earlier, the U.S. economy continues to recover, albeit more sluggishly than in late 2011. We expect it will remain on this track through the remainder of the year, which could potentially boost corporate profits and dividend payments. While the situation in Europe remains challenging, it’s worth noting that our investment analysts have nonetheless been able to identify European firms with strong balance sheets and the prospect of increasing dividends.

We continue to invest in high-quality companies from throughout the world that have a strong dividend culture and potential for growth. As always, we invest for the long term and do not base decisions on short-term economic or market trends. We encourage investors to take a similar perspective. We thank you for your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Joyce E. Gordon

Joyce E. Gordon
President

June 11, 2012

For current information about the fund, visit americanfunds.com.

Summary investment portfolio   April 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Consumer staples	15.46%
Telecommunication services	10.30
Utilities	9.06
Financials	8.97
Health care	6.88
Other industries	22.55
Convertible securities, preferred stocks & rights	0.26
Bonds & notes	22.72
Short-term securities & other assets less liabilities	3.80
[end pie chart]

Country diversification	(percent of net assets)
United States	53.4%
United Kingdom	13.2
Euro zone*	7.0
Australia	3.4
Switzerland	3.4
Singapore	2.9
Taiwan	2.1
Canada	1.8
Hong Kong	1.6
China	1.2
Brazil	1.1
Russian Federation	0.9
Other countries	4.2
Short-term securities & other assets less liabilities	3.8

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

			Percent
		Value	of net
Common stocks - 73.22%	Shares	(000)	assets

Consumer staples - 15.46%
Philip Morris International Inc.	35,076,800	$3,139,724	4.07%
Altria Group, Inc.	67,943,100	2,188,447	2.84
Kraft Foods Inc., Class A	28,019,500	1,117,137	1.45
Lorillard, Inc.	5,718,500	773,656	1.00
British American Tobacco PLC	13,002,897	666,625	.86
PepsiCo, Inc.	8,333,900	550,037	.71
Reynolds American Inc.	13,134,000	536,261	.70
Nestlé SA	7,980,000	488,832	.63
Diageo PLC	17,686,300	445,185	.58
ConAgra Foods, Inc.	14,313,000	369,562	.48
Other securities		1,649,539	2.14
		11,925,005	15.46

Telecommunication services - 10.30%
AT&T Inc.	44,765,230	1,473,224	1.91
Verizon Communications Inc.	32,207,200	1,300,527	1.69
Singapore Telecommunications Ltd.	343,931,500	867,124	1.12
Vodafone Group PLC	269,521,000	745,777	.97
CenturyLink, Inc.	18,667,496	719,819	.93
Koninklijke KPN NV (1)	75,097,900	674,079	.87
Other securities		2,166,504	2.81
		7,947,054	10.30

Utilities - 9.06%
SSE PLC (1)	60,513,600	1,297,321	1.68
National Grid PLC	107,166,474	1,157,441	1.50
Dominion Resources, Inc.	11,836,980	617,772	.80
GDF SUEZ	23,025,003	530,016	.69
FirstEnergy Corp.	11,019,000	515,909	.67
Southern Co.	7,500,000	344,550	.45
Power Assets Holdings Ltd.	44,443,000	332,235	.43
Other securities		2,195,112	2.84
		6,990,356	9.06

Financials - 8.97%
Link Real Estate Investment Trust (1)	128,905,000	536,644	.70
HCP, Inc.	12,535,500	519,596	.67
Westfield Group	52,444,824	504,919	.65
HSBC Holdings PLC (Hong Kong)	30,429,012	277,282
HSBC Holdings PLC (United Kingdom)	9,731,535	87,669	.47
Prudential PLC	29,416,996	360,205	.47
Fannie Mae (2)	12,458,206	3,426	.01
Freddie Mac (2)	5,300,000	1,511	.00
Other securities		4,627,474	6.00
		6,918,726	8.97

Health care - 6.88%
Novartis AG	29,441,000	1,623,447	2.10
Abbott Laboratories	21,495,000	1,333,980	1.73
GlaxoSmithKline PLC	26,217,744	606,320	.79
Bristol-Myers Squibb Co.	11,476,700	382,977	.50
Merck & Co., Inc.	8,079,807	317,052	.41
Other securities		1,043,823	1.35
		5,307,599	6.88

Energy - 5.84%
Royal Dutch Shell PLC, Class B	36,646,889	1,336,089
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	242,545
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	197,093	2.30
BP PLC	71,265,000	514,669	.67
Kinder Morgan, Inc.	13,520,473	485,385	.63
ConocoPhillips	4,554,500	326,239	.42
Eni SpA	14,565,000	323,320	.42
Enbridge Inc.	7,277,607	304,925	.39
Other securities		779,684	1.01
		4,509,949	5.84

Industrials - 4.59%
Lockheed Martin Corp.	7,318,500	662,617	.86
Sydney Airport (1)	116,288,960	352,597	.46
Other securities		2,527,689	3.27
		3,542,903	4.59

Consumer discretionary - 4.24%
British Sky Broadcasting Group PLC	43,521,000	478,873	.62
Home Depot, Inc.	8,277,900	428,712	.56
Darden Restaurants, Inc. (1)	6,654,000	333,232	.43
Other securities		2,031,282	2.63
		3,272,099	4.24

Information technology - 2.94%
Quanta Computer Inc.	112,572,190	295,994	.38
Other securities		1,971,465	2.56
		2,267,459	2.94

Materials - 2.28%
Amcor Ltd.	42,943,530	336,482	.43
Other securities		1,425,938	1.85
		1,762,420	2.28

Miscellaneous - 2.66%
Other common stocks in initial period of acquisition		2,051,301	2.66

Total common stocks (cost: $50,939,992,000)		56,494,871	73.22

			Percent
		Value	of net
Preferred stocks - 0.08%		(000)	assets

Other - 0.08%
Other securities		61,921	.08

Miscellaneous - 0.00%
Other preferred stocks in initial period of acquisition		3,354	.00

Total preferred stocks (cost: $67,996,000)		65,275	.08

			Percent
		Value	of net
Rights - 0.00%		(000)	assets

Miscellaneous - 0.00%
Other rights in initial period of acquisition		1,217	.00

Total rights (cost: $1,320,000)		1,217	.00

			Percent
		Value	of net
Convertible securities - 0.18%	Shares	(000)	assets

Financials - 0.02%
Fannie Mae 5.375% convertible preferred 2032 (2)	240	576	.00
Other securities		17,514	.02
		18,090	.02

Other - 0.16%
Other securities		118,357	.16

Total convertible securities (cost: $152,229,000)		136,447	.18

	Principal		Percent
	amount	Value	of net
Bonds & notes - 22.72%	(000)	(000)	assets

Mortgage-backed obligations (3) - 8.58%
Fannie Mae:
3.00% 2027	$518,500	539,807
4.00% 2041	304,014	322,166
0%-7.50% 2017-2047 (4)	3,615,341	3,893,834	6.16
Freddie Mac 0%-6.50% 2019-2047 (4)	595,776	648,412	.84
Other securities		1,215,820	1.58
		6,620,039	8.58

Bonds & notes of U.S. government & government agencies - 4.76%
U.S. Treasury:
11.25% 2015	216,420	281,697
0.125%-10.625% 2012-2042 (5)	2,145,364	2,611,002	3.75
Federal Home Loan Bank 3.625%-5.75% 2012-2014	262,500	278,269	.36
Fannie Mae 2.50%-5.375% 2012-2016	210,420	223,535	.29
Freddie Mac 3.00%-5.50% 2014-2016	94,580	103,886	.13
Other securities		178,079	.23
		3,676,468	4.76

Energy - 1.41%
Shell International Finance BV 3.10%-4.30% 2014-2019	16,850	18,125	.02
Other securities		1,071,169	1.39
		1,089,294	1.41

Telecommunication services - 0.82%
Vodafone Group PLC:
Term Loan B, 6.875% 2015 (3) (6) (7)	55,376	56,484
5.625%-5.75% 2016-2017	22,925	26,855	.11
Verizon Communications Inc. 3.50%-8.75% 2013-2021	42,500	48,701	.06
AT&T Inc. 0.875%-3.875% 2015-2021	22,350	22,759	.03
Other securities		474,925	.62
		629,724	.82

Health care - 0.73%
Novartis Securities Investment Ltd. 5.125% 2019	35,000	41,701	.05
Other securities		523,526	.68
		565,227	.73

Consumer staples - 0.55%
Altria Group, Inc. 4.75%-9.70% 2018-2021	59,345	77,786	.10
Kraft Foods Inc. 2.625%-6.125% 2013-2020	12,055	13,856	.02
Philip Morris International Inc. 1.625%-2.90% 2017-2021	8,500	8,543	.01
Lorillard Tobacco Co. 3.50% 2016	5,000	5,244	.00
Other securities		321,848	.42
		427,277	.55

Utilities - 0.46%
National Grid PLC 6.30% 2016	20,725	24,066	.03
Other securities		327,411	.43
		351,477	.46

Other - 5.41%
Other securities		4,170,371	5.41

Total bonds & notes (cost: $16,716,906,000)		17,529,877	22.72

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.85%	(000)	(000)	assets

Freddie Mac 0.06%-0.17% due 5/7-10/1/2012	1,251,328	1,251,062	1.62
Fannie Mae 0.07%-0.21% due 5/1-10/16/2012	1,067,915	1,067,646	1.39
Federal Home Loan Bank 0.07%-0.20% due 5/9-12/10/2012	1,028,600	1,028,232	1.33
U.S. Treasury Bills 0.083%-0.155% due 5/3-9/13/2012	181,800	181,756	.24
Other securities		982,018	1.27

Total short-term securities (cost: $4,510,644,000)		4,510,714	5.85

Total investment securities (cost: $72,389,087,000)		78,738,401	102.05
Other assets less liabilities		(1,584,602)	(2.05)

Net assets		$77,153,799	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $2,911,554,000, which represented 3.77% of the net assets of the fund) were acquired in transactions exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 and may be resold  in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 4/30/2012 (000)
SSE PLC	50,310,211	10,203,389	-	60,513,600	$22,682	$1,297,321
Koninklijke KPN NV	41,254,549	33,843,351	-	75,097,900	47,573	674,079
Koninklijke KPN NV 8.375% 2030	$11,140,000	-	-	$11,140,000	443	14,598
Link Real Estate Investment Trust	117,175,000	11,730,000	-	128,905,000	9,493	536,644
Sydney Airport	101,375,073	14,913,887	-	116,288,960	93,078	352,597
Darden Restaurants, Inc.	4,141,565	2,512,435	-	6,654,000	5,722	333,232
Elisa Oyj, Class A	9,477,450	1,000,000	-	10,477,450	15,212	236,328
RPM International, Inc.	8,340,000	-	-	8,340,000	3,586	221,594
Fidelity National Financial, Inc.	11,279,900	-	-	11,279,900	2,933	217,364
Siliconware Precision Industries Co., Ltd.	173,970,300	-	-	173,970,300	-	206,381
William Hill PLC	39,536,488	3,575,000	-	43,111,488	-	196,883
CapitaCommercial Trust	129,709,300	30,000,000	-	159,709,300	4,287	166,485
R.R. Donnelley & Sons Co. (8)	6,071,000	6,135,957	-	12,206,957	7,926	152,709
Ratchaburi Electricity Generating Holding PCL	94,250,000	-	-	94,250,000	3,212	127,965
Greene King PLC	14,073,299	-	-	14,073,299	1,477	116,596
Hays PLC	89,975,129	-	9,600,000	80,375,129	1,187	116,484
Electricity Generating PCL	29,013,628	5,205,900	-	34,219,528	2,764	110,170
Sunway Real Estate Investment Trust	112,985,100	61,964,900	-	174,950,000	1,636	72,848
Astoria Financial Corp.	6,405,000	-	-	6,405,000	1,665	62,064
Frasers Centrepoint Trust	47,864,000	-	-	47,864,000	1,722	61,691
CapitaRetail China Trust	43,545,000	-	-	43,545,000	1,523	45,568
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund (2)	-	110,000,000	-	110,000,000	-	41,496
Cache Logistics Trust	41,000,000	-	-	41,000,000	1,838	34,291
Ekornes ASA	1,980,425	10,426	-	1,990,851	-	32,700
Orior AG	230,000	155,000	-	385,000	821	21,039
Mapletree Industrial Trust (9)	84,753,000	-	10,030,000	74,723,000	2,943	-
VTech Holdings Ltd. (9)	13,454,000	-	1,175,800	12,278,200	2,153	-
					$235,876	$5,449,127

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Security did not produce income during the last 12 months.
(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) Index-linked bond whose principal amount moves with a government price index.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in "Other securities," was $102,997,000, which represented .13% of the net assets of the fund.

(8) This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2011; it was not publicly disclosed.
(9) Unaffiliated issuer at 4/30/2012.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $67,401,591)	$73,289,274
Affiliated issuers (cost: $4,987,496)	5,449,127	$78,738,401
Cash denominated in currencies other than U.S. dollars (cost: $4,106)		4,106
Cash		3,889
Unrealized appreciation on open forward currency contracts		307
Receivables for:
Sales of investments	1,479,866
Sales of fund's shares	66,440
Dividends and interest	376,660	1,922,966
		80,669,669
Liabilities:
Payables for:
Purchases of investments	3,362,131
Repurchases of fund's shares	96,333
Investment advisory services	17,090
Services provided by related parties	38,350
Trustees' deferred compensation	1,032
Other	934	3,515,870
Net assets at April 30, 2012		$77,153,799

Net assets consist of:
Capital paid in on shares of beneficial interest		$81,165,374
Distributions in excess of net investment income		(138,827)
Accumulated net realized loss		(10,222,397)
Net unrealized appreciation		6,349,649
Net assets at April 30, 2012		$77,153,799

	(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,493,478 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$57,311,796	1,109,385	$51.66
Class B	1,852,485	35,836	51.69
Class C	7,185,237	139,090	51.66
Class F-1	2,985,629	57,783	51.67
Class F-2	1,793,281	34,723	51.65
Class 529-A	1,746,555	33,818	51.65
Class 529-B	102,294	1,980	51.67
Class 529-C	603,342	11,688	51.62
Class 529-E	75,603	1,464	51.64
Class 529-F-1	51,932	1,005	51.66
Class R-1	158,436	3,068	51.63
Class R-2	714,319	13,834	51.64
Class R-3	938,764	18,176	51.65
Class R-4	436,885	8,458	51.65
Class R-5	422,216	8,170	51.68
Class R-6	775,025	15,000	51.67

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended April 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $63,892; also includes $235,433 from affiliates)	$1,346,730
Interest (includes $443 from affiliates)	295,379	$1,642,109

Fees and expenses*:
Investment advisory services	93,119
Distribution services	126,084
Transfer agent services	43,371
Administrative services	5,956
Reports to shareholders	1,720
Registration statement and prospectus	410
Trustees' compensation	343
Auditing and legal	76
Custodian	3,371
State and local taxes	390
Other	1,420	276,260
Net investment income		1,365,849

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments (includes $5,309 net gain from affiliates)	830,896
Forward currency contracts	(969)
Currency transactions	(422)	829,505
Net unrealized appreciation (depreciation) on:
Investments	2,974,138
Forward currency contracts	613
Currency translations	(1,521)	2,973,230
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		3,802,735
Net increase in net assets resulting from operations		$5,168,584

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended April 30, 2012*	Year ended October 31, 2011
Operations:
Net investment income	$1,365,849	$2,814,698
Net realized gain on investments, forward currency contracts and
currency transactions	829,505	1,639,851
Net unrealized appreciation (depreciation) on investments,
forward currency contracts and currency translations	2,973,230	(2,335,638)
Net increase in net assets resulting from operations	5,168,584	2,118,911

Dividends paid to shareholders from net investment income	(1,692,656)	(3,134,283)

Net capital share transactions	(625,650)	(4,044,885)

Total increase (decrease) in net assets	2,850,278	(5,060,257)

Net assets:
Beginning of period	74,303,521	79,363,778
End of period (including distributions in excess of
and undistributed net investment income: $(138,827) and $187,980, respectively)	$77,153,799	$74,303,521

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
  unaudited

1.	Organization

Capital Income Builder (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2012 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$11,925,005	$-	$-	$11,925,005
Telecommunication services	7,947,054	-	-	7,947,054
Utilities	6,990,356	-	-	6,990,356
Financials	6,918,726	-	-	6,918,726
Health care	5,307,599	-	-	5,307,599
Energy	4,509,949	-	-	4,509,949
Industrials	3,542,903	-	-	3,542,903
Consumer discretionary	3,272,099	-	-	3,272,099
Information technology	2,267,459	-	-	2,267,459
Materials	1,762,420	-	-	1,762,420
Miscellaneous	2,051,301	-	-	2,051,301
Preferred stocks	30,722	34,553	-	65,275
Rights	1,217	-	-	1,217
Convertible securities	97,332	39,115	-	136,447
Bonds & notes:
Mortgage-backed obligations	-	6,620,039	-	6,620,039
Bonds & notes of U.S. government & government agencies	-	3,676,468	-	3,676,468
Corporate bonds & notes	-	3,062,999	-	3,062,999
Other	-	4,170,371	-	4,170,371
Short-term securities	-	4,510,714	-	4,510,714
Total	$56,624,142	$22,114,259	$-	$78,738,401

*Securities with a market value of $26,275,132,000, which represented 34.06% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$-	$307	$-	$307
Total	$-	$307	$-	$307

†Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, and by state tax authorities and tax authorities outside the U.S. for tax years before 2006.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2011, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$543,356
Capital loss carryforward expiring 2017*	(10,350,732)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,683,270
Gross unrealized depreciation on investment securities	(4,380,337)
Net unrealized appreciation on investment securities	5,302,933
Cost of investment securities	73,435,468

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2012	Year ended October 31, 2011
Class A	$1,290,547	$2,391,742
Class B	37,712	87,578
Class C	136,457	259,907
Class F-1	63,643	119,332
Class F-2	39,041	60,683
Class 529-A	37,588	63,543
Class 529-B	1,954	4,132
Class 529-C	10,815	18,173
Class 529-E	1,538	2,631
Class 529-F-1	1,162	1,864
Class R-1	2,881	5,038
Class R-2	13,382	23,552
Class R-3	19,227	34,394
Class R-4	9,383	16,051
Class R-5	9,804	19,155
Class R-6	17,522	26,508
Total	$1,692,656	$3,134,283

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, of 3.00% on the first $100,000,000 of the fund's monthly gross income and 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2012, the investment advisory services fee was $93,119,000, which was equivalent to an annualized rate of 0.250% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

During the period November 1, 2011, through December 31, 2011, only Class A and B shares were subject to the shareholder services agreement with AFS. During this period, AFS and other third parties were compensated for providing transfer agent services to Class C, F, R and 529 shares through the fees paid by the fund to CRMC under the fund’s administrative services agreement with CRMC as described in the administrative services section on the following page; CRMC paid for any transfer agent services expenses in excess of 0.10% of the respective average daily net assets of each of such share classes.

Effective January 1, 2012, the shareholder services agreement with AFS was modified to include Class C, F, R and 529 shares and payment for transfer agent services for such classes under the administrative services agreement terminated. Under this structure, transfer agent services expenses for some classes may exceed 0.10% of average daily net assets, resulting in an increase in expenses paid by some share classes.

For the six months ended April 30, 2012, the total transfer agent services fee paid under these agreements was $43,371,000, of which $41,048,000 was paid by the fund to AFS and $2,323,000 was paid by the fund to CRMC through its administrative services agreement with the fund. Amounts paid to CRMC by the fund were then paid by CRMC to AFS and other third parties.

Administrative services – The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, R and 529 shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

During the period November 1, 2011, through December 31, 2011, the agreement applied only to Class C, F, R and 529 shares. The agreement also required CRMC to arrange for the provision of transfer agent services for such share classes, which paid CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) of their respective average daily net assets. During this period, up to 0.05% of these fees were used to compensate CRMC for performing administrative services; all other amounts paid under this agreement were used to compensate AFS and other third parties for transfer agent services.

Effective January 1, 2012, the administrative services agreement with CRMC was modified to include Class A shares. Under the revised agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to CRMC for administrative services. Fees for transfer agent services are no longer included as part of the administrative services fee paid by the fund to CRMC.

For the six months ended April 30, 2012, total fees paid to CRMC for performing administrative services were $5,956,000.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended April 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$66,275	$32,782	$1,861	Not applicable
Class B	9,734	1,177	Not applicable	Not applicable
Class C	35,273	4,097	1,646	Not applicable
Class F-1	3,446	1,229	650	Not applicable
Class F-2	Not applicable	771	366	Not applicable
Class 529-A	1,780	718	391	$821
Class 529-B	519	53	25	52
Class 529-C	2,839	272	135	285
Class 529-E	177	18	17	35
Class 529-F-1	-	21	12	24
Class R-1	741	69	41	Not applicable
Class R-2	2,569	1,211	179	Not applicable
Class R-3	2,224	694	239	Not applicable
Class R-4	507	167	115	Not applicable
Class R-5	Not applicable	90	102	Not applicable
Class R-6	Not applicable	2	177	Not applicable
Total class-specific expenses	$126,084	$43,371	$5,956	$1,217

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $343,000, shown on the accompanying financial statements, includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $124,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2012
Class A	$2,651,525	52,967	$1,239,527	24,997	$(4,400,821)	(88,097)	$(509,769)	(10,133)
Class B	16,045	321	36,711	741	(393,224)	(7,881)	(340,468)	(6,819)
Class C	312,749	6,240	129,426	2,612	(771,484)	(15,446)	(329,309)	(6,594)
Class F-1	453,807	9,032	61,780	1,245	(391,764)	(7,841)	123,823	2,436
Class F-2	361,074	7,218	30,226	609	(168,743)	(3,359)	222,557	4,468
Class 529-A	138,735	2,778	37,576	758	(104,704)	(2,103)	71,607	1,433
Class 529-B	2,079	42	1,954	39	(16,705)	(335)	(12,672)	(254)
Class 529-C	52,592	1,054	10,810	218	(45,009)	(905)	18,393	367
Class 529-E	6,896	139	1,538	31	(5,302)	(107)	3,132	63
Class 529-F-1	7,528	151	1,161	23	(5,845)	(117)	2,844	57
Class R-1	16,972	338	2,871	58	(13,727)	(276)	6,116	120
Class R-2	98,376	1,967	13,365	270	(116,504)	(2,332)	(4,763)	(95)
Class R-3	127,012	2,536	19,209	388	(133,906)	(2,680)	12,315	244
Class R-4	72,337	1,443	9,379	189	(55,025)	(1,101)	26,691	531
Class R-5	41,867	834	9,746	196	(41,068)	(819)	10,545	211
Class R-6	77,106	1,536	16,982	343	(20,780)	(413)	73,308	1,466
Total net increase
(decrease)	$4,436,700	88,596	$1,622,261	32,717	$(6,684,611)	(133,812)	$(625,650)	(12,499)

Year ended October 31, 2011
Class A	$5,677,486	113,076	$2,275,143	45,931	$(10,430,279)	(207,734)	$(2,477,650)	(48,727)
Class B	46,166	920	84,143	1,697	(1,068,787)	(21,265)	(938,478)	(18,648)
Class C	674,757	13,428	243,091	4,905	(1,830,451)	(36,460)	(912,603)	(18,127)
Class F-1	616,462	12,298	111,346	2,248	(994,694)	(19,813)	(266,886)	(5,267)
Class F-2	568,634	11,310	43,806	885	(336,575)	(6,700)	275,865	5,495
Class 529-A	271,285	5,405	63,523	1,283	(190,795)	(3,802)	144,013	2,886
Class 529-B	4,325	86	4,131	83	(38,935)	(777)	(30,479)	(608)
Class 529-C	99,849	1,990	18,168	366	(84,510)	(1,685)	33,507	671
Class 529-E	11,881	237	2,631	53	(10,714)	(215)	3,798	75
Class 529-F-1	14,065	279	1,863	38	(10,899)	(218)	5,029	99
Class R-1	29,199	579	5,004	101	(40,459)	(807)	(6,256)	(127)
Class R-2	182,148	3,631	23,514	475	(211,234)	(4,213)	(5,572)	(107)
Class R-3	225,309	4,483	34,321	693	(270,027)	(5,375)	(10,397)	(199)
Class R-4	116,154	2,314	16,016	324	(121,340)	(2,417)	10,830	221
Class R-5	98,645	1,965	19,046	384	(163,795)	(3,294)	(46,104)	(945)
Class R-6	178,211	3,529	26,506	535	(28,219)	(565)	176,498	3,499
Total net increase
(decrease)	$8,814,576	175,530	$2,972,252	60,001	$(15,831,713)	(315,340)	$(4,044,885)	(79,809)

*Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $23,690,625,000 and $22,311,550,000, respectively, during the six months ended April 30, 2012.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

As of April 30, 2012, the fund had an open forward currency contract to sell currency, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.
					(amounts in thousands)
			Contract amount		Unrealized appreciation
	Settlement date	Counterparty	Receive	Deliver	at 4/30/2012

Sales:
Euros	5/9/2012	JPMorgan Chase	$43,329	€32,500	$307

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(2)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(2)(4)

Class A:	Six months ended 4/30/2012(5)(6)	$49.34	$.94	$2.55	$3.49	$(1.17)	$-	$(1.17)	$51.66	7.17%	$57,312	.63	%(7)	.63	%(7)	3.78	%(7)
	Year ended 10/31/2011	50.05	1.87	(.49)	1.38	(2.09)	-	(2.09)	49.34	2.79	55,237	.61		.61		3.73
	Year ended 10/31/2010	46.41	1.77	3.81	5.58	(1.94)	-	(1.94)	50.05	12.33	58,471	.62		.62		3.74
	Year ended 10/31/2009	42.26	1.83	4.40	6.23	(2.08)	-	(2.08)	46.41	15.44	56,648	.66		.66		4.40
	Year ended 10/31/2008	68.58	2.31	(23.58)	(21.27)	(2.65)	(2.40)	(5.05)	42.26	(32.88)	55,418	.58		.55		4.03
	Year ended 10/31/2007	59.91	2.52	9.62	12.14	(2.30)	(1.17)	(3.47)	68.58	20.93	83,524	.58		.55		3.97

Class B:	Six months ended 4/30/2012(5)(6)	49.36	.75	2.55	3.30	(.97)	-	(.97)	51.69	6.77	1,853	1.39	(7)	1.39	(7)	3.01	(7)
	Year ended 10/31/2011	50.04	1.48	(.48)	1.00	(1.68)	-	(1.68)	49.36	2.02	2,106	1.38		1.38		2.94
	Year ended 10/31/2010	46.39	1.41	3.80	5.21	(1.56)	-	(1.56)	50.04	11.47	3,068	1.39		1.39		2.97
	Year ended 10/31/2009	42.26	1.51	4.40	5.91	(1.78)	-	(1.78)	46.39	14.57	3,520	1.44		1.43		3.64
	Year ended 10/31/2008	68.58	1.87	(23.58)	(21.71)	(2.21)	(2.40)	(4.61)	42.26	(33.41)	3,711	1.35		1.33		3.25
	Year ended 10/31/2007	59.91	2.03	9.62	11.65	(1.81)	(1.17)	(2.98)	68.58	20.02	5,923	1.35		1.32		3.19

Class C:	Six months ended 4/30/2012(5)(6)	49.34	.74	2.54	3.28	(.96)	-	(.96)	51.66	6.75	7,185	1.43	(7)	1.43	(7)	2.98	(7)
	Year ended 10/31/2011	50.03	1.46	(.48)	.98	(1.67)	-	(1.67)	49.34	1.98	7,187	1.43		1.43		2.91
	Year ended 10/31/2010	46.39	1.38	3.80	5.18	(1.54)	-	(1.54)	50.03	11.41	8,196	1.44		1.44		2.92
	Year ended 10/31/2009	42.26	1.50	4.40	5.90	(1.77)	-	(1.77)	46.39	14.54	8,323	1.47		1.47		3.59
	Year ended 10/31/2008	68.58	1.84	(23.58)	(21.74)	(2.18)	(2.40)	(4.58)	42.26	(33.45)	8,609	1.40		1.38		3.21
	Year ended 10/31/2007	59.91	2.00	9.62	11.62	(1.78)	(1.17)	(2.95)	68.58	19.97	13,406	1.39		1.37		3.16

Class F-1:	Six months ended 4/30/2012(5)(6)	49.35	.94	2.54	3.48	(1.16)	-	(1.16)	51.67	7.16	2,986	.65	(7)	.65	(7)	3.77	(7)
	Year ended 10/31/2011	50.05	1.85	(.48)	1.37	(2.07)	-	(2.07)	49.35	2.78	2,731	.65		.65		3.69
	Year ended 10/31/2010	46.41	1.76	3.80	5.56	(1.92)	-	(1.92)	50.05	12.31	3,034	.64		.64		3.72
	Year ended 10/31/2009	42.26	1.84	4.39	6.23	(2.08)	-	(2.08)	46.41	15.43	3,142	.66		.66		4.43
	Year ended 10/31/2008	68.58	2.29	(23.58)	(21.29)	(2.63)	(2.40)	(5.03)	42.26	(32.90)	3,701	.62		.59		4.00
	Year ended 10/31/2007	59.91	2.50	9.62	12.12	(2.28)	(1.17)	(3.45)	68.58	20.89	6,020	.61		.58		3.95

Class F-2:	Six months ended 4/30/2012(5)(6)	49.32	1.00	2.55	3.55	(1.22)	-	(1.22)	51.65	7.30	1,793	.41	(7)	.41	(7)	4.01	(7)
	Year ended 10/31/2011	50.04	1.98	(.51)	1.47	(2.19)	-	(2.19)	49.32	3.01	1,492	.41		.41		3.94
	Year ended 10/31/2010	46.40	1.88	3.80	5.68	(2.04)	-	(2.04)	50.04	12.58	1,239	.40		.40		3.97
	Year ended 10/31/2009	42.26	1.78	4.54	6.32	(2.18)	-	(2.18)	46.40	15.68	979	.42		.41		4.09
	Period from 8/1/2008 to 10/31/2008(5)	54.90	.43	(12.53)	(12.10)	(.54)	-	(.54)	42.26	(22.13)	105	.10		.10		.90

Class 529-A:	Six months ended 4/30/2012(5)(6)	49.33	.92	2.55	3.47	(1.15)	-	(1.15)	51.65	7.14	1,747	.72	(7)	.72	(7)	3.70	(7)
	Year ended 10/31/2011	50.04	1.84	(.50)	1.34	(2.05)	-	(2.05)	49.33	2.72	1,598	.69		.69		3.66
	Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	-	(1.91)	50.04	12.26	1,476	.68		.68		3.69
	Year ended 10/31/2009	42.26	1.81	4.39	6.20	(2.06)	-	(2.06)	46.40	15.36	1,221	.71		.71		4.34
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	1,011	.66		.63		3.97
	Year ended 10/31/2007	59.91	2.47	9.62	12.09	(2.25)	(1.17)	(3.42)	68.58	20.84	1,273	.65		.63		3.92

Class 529-B:	Six months ended 4/30/2012(5)(6)	49.34	.72	2.55	3.27	(.94)	-	(.94)	51.67	6.71	102	1.51	(7)	1.51	(7)	2.89	(7)
	Year ended 10/31/2011	50.03	1.43	(.49)	.94	(1.63)	-	(1.63)	49.34	1.90	110	1.49		1.49		2.84
	Year ended 10/31/2010	46.38	1.36	3.81	5.17	(1.52)	-	(1.52)	50.03	11.39	142	1.48		1.48		2.88
	Year ended 10/31/2009	42.26	1.47	4.40	5.87	(1.75)	-	(1.75)	46.38	14.47	147	1.53		1.52		3.53
	Year ended 10/31/2008	68.58	1.80	(23.58)	(21.78)	(2.14)	(2.40)	(4.54)	42.26	(33.49)	131	1.47		1.44		3.15
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	178	1.46		1.44		3.09

Class 529-C:	Six months ended 4/30/2012(5)(6)	49.31	.72	2.54	3.26	(.95)	-	(.95)	51.62	6.70	603	1.51	(7)	1.51	(7)	2.91	(7)
	Year ended 10/31/2011	50.01	1.44	(.49)	.95	(1.65)	-	(1.65)	49.31	1.93	558	1.48		1.48		2.86
	Year ended 10/31/2010	46.38	1.37	3.79	5.16	(1.53)	-	(1.53)	50.01	11.36	533	1.48		1.48		2.90
	Year ended 10/31/2009	42.26	1.47	4.41	5.88	(1.76)	-	(1.76)	46.38	14.48	460	1.52		1.52		3.53
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.49)	384	1.46		1.44		3.16
	Year ended 10/31/2007	59.91	1.96	9.62	11.58	(1.74)	(1.17)	(2.91)	68.58	19.89	499	1.46		1.44		3.11

Class 529-E:	Six months ended 4/30/2012(5)(6)	$49.33	$.86	$2.53	$3.39	$(1.08)	$-	$(1.08)	$51.64	6.98%	$76	.96	%(7)	.96	%(7)	3.45	%(7)
	Year ended 10/31/2011	50.04	1.70	(.50)	1.20	(1.91)	-	(1.91)	49.33	2.44	69	.96		.96		3.39
	Year ended 10/31/2010	46.40	1.61	3.80	5.41	(1.77)	-	(1.77)	50.04	11.94	66	.97		.97		3.40
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.05	56	1.01		1.01		4.04
	Year ended 10/31/2008	68.58	2.10	(23.58)	(21.48)	(2.44)	(2.40)	(4.84)	42.26	(33.14)	48	.95		.93		3.67
	Year ended 10/31/2007	59.91	2.28	9.62	11.90	(2.06)	(1.17)	(3.23)	68.58	20.49	63	.95		.93		3.61

Class 529-F-1:	Six months ended 4/30/2012(5)(6)	49.34	.97	2.55	3.52	(1.20)	-	(1.20)	51.66	7.25	52	.50	(7)	.50	(7)	3.91	(7)
	Year ended 10/31/2011	50.05	1.94	(.49)	1.45	(2.16)	-	(2.16)	49.34	2.95	47	.48		.48		3.87
	Year ended 10/31/2010	46.41	1.85	3.80	5.65	(2.01)	-	(2.01)	50.05	12.50	42	.47		.47		3.91
	Year ended 10/31/2009	42.26	1.90	4.39	6.29	(2.14)	-	(2.14)	46.41	15.60	33	.51		.51		4.55
	Year ended 10/31/2008	68.58	2.38	(23.58)	(21.20)	(2.72)	(2.40)	(5.12)	42.26	(32.79)	29	.46		.43		4.20
	Year ended 10/31/2007	59.91	2.60	9.62	12.22	(2.38)	(1.17)	(3.55)	68.58	21.08	33	.46		.43		4.17

Class R-1:	Six months ended 4/30/2012(5)(6)	49.31	.75	2.54	3.29	(.97)	-	(.97)	51.63	6.77	158	1.41	(7)	1.41	(7)	3.01	(7)
	Year ended 10/31/2011	50.02	1.47	(.50)	.97	(1.68)	-	(1.68)	49.31	1.96	145	1.41		1.41		2.93
	Year ended 10/31/2010	46.38	1.40	3.80	5.20	(1.56)	-	(1.56)	50.02	11.45	154	1.42		1.42		2.96
	Year ended 10/31/2009	42.26	1.50	4.41	5.91	(1.79)	-	(1.79)	46.38	14.55	125	1.45		1.45		3.59
	Year ended 10/31/2008	68.58	1.85	(23.58)	(21.73)	(2.19)	(2.40)	(4.59)	42.26	(33.43)	104	1.38		1.36		3.26
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.94	133	1.42		1.40		3.17

Class R-2:	Six months ended 4/30/2012(5)(6)	49.32	.74	2.55	3.29	(.97)	-	(.97)	51.64	6.76	714	1.42	(7)	1.42	(7)	3.00	(7)
	Year ended 10/31/2011	50.02	1.47	(.49)	.98	(1.68)	-	(1.68)	49.32	1.98	687	1.42		1.42		2.92
	Year ended 10/31/2010	46.38	1.38	3.80	5.18	(1.54)	-	(1.54)	50.02	11.40	702	1.45		1.45		2.92
	Year ended 10/31/2009	42.26	1.45	4.41	5.86	(1.74)	-	(1.74)	46.38	14.44	633	1.56		1.55		3.48
	Year ended 10/31/2008	68.58	1.81	(23.58)	(21.77)	(2.15)	(2.40)	(4.55)	42.26	(33.48)	501	1.45		1.43		3.18
	Year ended 10/31/2007	59.91	1.98	9.62	11.60	(1.76)	(1.17)	(2.93)	68.58	19.93	647	1.45		1.41		3.14

Class R-3:	Six months ended 4/30/2012(5)(6)	49.33	.85	2.55	3.40	(1.08)	-	(1.08)	51.65	6.99	939	.97	(7)	.97	(7)	3.44	(7)
	Year ended 10/31/2011	50.04	1.69	(.50)	1.19	(1.90)	-	(1.90)	49.33	2.42	885	.97		.97		3.37
	Year ended 10/31/2010	46.40	1.60	3.80	5.40	(1.76)	-	(1.76)	50.04	11.92	907	.98		.98		3.38
	Year ended 10/31/2009	42.26	1.68	4.41	6.09	(1.95)	-	(1.95)	46.40	15.04	801	1.02		1.02		4.03
	Year ended 10/31/2008	68.58	2.09	(23.58)	(21.49)	(2.43)	(2.40)	(4.83)	42.26	(33.14)	664	.96		.94		3.67
	Year ended 10/31/2007	59.91	2.27	9.62	11.89	(2.05)	(1.17)	(3.22)	68.58	20.47	817	.97		.94		3.61

Class R-4:	Six months ended 4/30/2012(5)(6)	49.33	.93	2.55	3.48	(1.16)	-	(1.16)	51.65	7.16	437	.66	(7)	.66	(7)	3.76	(7)
	Year ended 10/31/2011	50.04	1.85	(.50)	1.35	(2.06)	-	(2.06)	49.33	2.74	391	.66		.66		3.68
	Year ended 10/31/2010	46.40	1.75	3.80	5.55	(1.91)	-	(1.91)	50.04	12.27	386	.67		.67		3.70
	Year ended 10/31/2009	42.26	1.81	4.40	6.21	(2.07)	-	(2.07)	46.40	15.39	347	.70		.69		4.32
	Year ended 10/31/2008	68.58	2.27	(23.58)	(21.31)	(2.61)	(2.40)	(5.01)	42.26	(32.93)	240	.65		.63		3.99
	Year ended 10/31/2007	59.91	2.46	9.62	12.08	(2.24)	(1.17)	(3.41)	68.58	20.83	270	.67		.64		3.95

Class R-5:	Six months ended 4/30/2012(5)(6)	49.35	1.01	2.55	3.56	(1.23)	-	(1.23)	51.68	7.33	422	.36	(7)	.36	(7)	4.05	(7)
	Year ended 10/31/2011	50.06	2.00	(.50)	1.50	(2.21)	-	(2.21)	49.35	3.05	393	.37		.37		3.98
	Year ended 10/31/2010	46.42	1.90	3.79	5.69	(2.05)	-	(2.05)	50.06	12.60	446	.37		.37		4.00
	Year ended 10/31/2009	42.26	1.97	4.36	6.33	(2.17)	-	(2.17)	46.42	15.72	376	.40		.40		4.83
	Year ended 10/31/2008	68.58	2.44	(23.58)	(21.14)	(2.78)	(2.40)	(5.18)	42.26	(32.73)	717	.36		.34		4.28
	Year ended 10/31/2007	59.91	2.65	9.62	12.27	(2.43)	(1.17)	(3.60)	68.58	21.17	879	.37		.35		4.22

Class R-6:	Six months ended 4/30/2012(5)(6)	49.35	1.02	2.54	3.56	(1.24)	-	(1.24)	51.67	7.34	775	.32	(7)	.32	(7)	4.10	(7)
	Year ended 10/31/2011	50.06	2.04	(.51)	1.53	(2.24)	-	(2.24)	49.35	3.11	668	.32		.32		4.06
	Year ended 10/31/2010	46.42	1.93	3.78	5.71	(2.07)	-	(2.07)	50.06	12.66	502	.32		.32		4.08
	Six months ended 10/31/2009(5)	39.83	1.00	6.55	7.55	(.96)	-	(.96)	46.42	19.10	318	.36	(7)	.36	(7)	4.53	(7)

	Six months ended April 30,	Year ended October 31
	2012(5)(6)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	34%	47%	42%	43%	30%	24%

(1)Based on average shares outstanding.
(2)For the year ended October 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income.  If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.22 and .34 percentage points, respectively.  The impact to the other share classes would have been similar.

(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Based on operations for the period shown and, accordingly, is not representative of a full year.
(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
       unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2011, through April 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 11/1/2011	Ending account value 4/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,071.74	$3.25	.63%
Class A -- assumed 5% return	1,000.00	1,021.73	3.17	.63
Class B -- actual return	1,000.00	1,067.66	7.15	1.39
Class B -- assumed 5% return	1,000.00	1,017.95	6.97	1.39
Class C -- actual return	1,000.00	1,067.50	7.35	1.43
Class C -- assumed 5% return	1,000.00	1,017.75	7.17	1.43
Class F-1 -- actual return	1,000.00	1,071.58	3.35	.65
Class F-1 -- assumed 5% return	1,000.00	1,021.63	3.27	.65
Class F-2 -- actual return	1,000.00	1,072.98	2.11	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-A -- actual return	1,000.00	1,071.38	3.71	.72
Class 529-A -- assumed 5% return	1,000.00	1,021.28	3.62	.72
Class 529-B -- actual return	1,000.00	1,067.09	7.76	1.51
Class 529-B -- assumed 5% return	1,000.00	1,017.35	7.57	1.51
Class 529-C -- actual return	1,000.00	1,067.04	7.76	1.51
Class 529-C -- assumed 5% return	1,000.00	1,017.35	7.57	1.51
Class 529-E -- actual return	1,000.00	1,069.83	4.94	.96
Class 529-E -- assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 529-F-1 -- actual return	1,000.00	1,072.51	2.58	.50
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.38	2.51	.50
Class R-1 -- actual return	1,000.00	1,067.66	7.25	1.41
Class R-1 -- assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-2 -- actual return	1,000.00	1,067.61	7.30	1.42
Class R-2 -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-3 -- actual return	1,000.00	1,069.93	4.99	.97
Class R-3 -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 -- actual return	1,000.00	1,071.63	3.40	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5 -- actual return	1,000.00	1,073.29	1.86	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.07	1.81	.36
Class R-6 -- actual return	1,000.00	1,073.39	1.65	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.27	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			10 years/
March 31, 2012 (the most recent calendar quarter-end):	1 year	5 years	Life of class1

Class B shares2
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–0.95%	0.25%	6.19%
Not reflecting CDSC	4.05	0.58	6.19

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	3.01	0.53	5.97
Not reflecting CDSC	4.01	0.53	5.97

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	4.84	1.33	6.79

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	5.09	—	2.99

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–1.27	0.09	6.13
Not reflecting maximum sales charge	4.77	1.29	6.76

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within
six years of purchase	–1.06	0.15	6.05
Not reflecting CDSC	3.94	0.48	6.05

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	2.96	0.48	5.89
Not reflecting CDSC	3.96	0.48	5.89

Class 529-E shares3,4	4.52	1.00	6.44

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	5.02	1.50	7.80

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower.

Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2012, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-912-0612P

Litho in USA BAG/RRD/8081-S28719

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio

April 30, 2012
unaudited

Common stocks — 73.22%	Shares	Value (000)

CONSUMER STAPLES — 15.46%
Philip Morris International Inc.	35,076,800	$3,139,724
Altria Group, Inc.	67,943,100	2,188,447
Kraft Foods Inc., Class A	28,019,500	1,117,137
Lorillard, Inc.	5,718,500	773,656
British American Tobacco PLC	13,002,897	666,625
PepsiCo, Inc.	8,333,900	550,037
Reynolds American Inc.	13,134,000	536,261
Nestlé SA	7,980,000	488,832
Diageo PLC	17,686,300	445,185
ConAgra Foods, Inc.	14,313,000	369,562
Wesfarmers Ltd.	8,326,573	262,705
Kimberly-Clark Corp.	3,000,000	235,410
Imperial Tobacco Group PLC	5,221,396	208,795
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	4,875,200	204,661
Coca-Cola Co.	2,649,400	202,202
Treasury Wine Estates Ltd.	29,691,070	133,646
Kellogg Co.	2,136,000	108,018
H.J. Heinz Co.	2,000,000	106,620
Sara Lee Corp.	3,956,911	87,210
Koninklijke Ahold NV	2,975,000	37,734
Philip Morris CR as	42,500	24,754
Orior AG1	385,000	21,039
Axfood AB	273,609	9,949
MSM Malaysia Holdings Bhd.	4,008,400	6,796
		11,925,005

TELECOMMUNICATION SERVICES — 10.30%
AT&T Inc.	44,765,230	1,473,224
Verizon Communications Inc.	32,207,200	1,300,527
Singapore Telecommunications Ltd.	343,931,500	867,124
Vodafone Group PLC	269,521,000	745,777
CenturyLink, Inc.	18,667,496	719,819
Koninklijke KPN NV1	75,097,900	674,079
OJSC Mobile TeleSystems (ADR)	13,720,196	268,367
Elisa Oyj, Class A1	10,477,450	236,328
Türk Telekomünikasyon AS, Class D	40,882,000	179,241
BCE Inc. (CAD denominated)	3,395,000	137,539
BCE Inc.	700,000	28,371
Telefónica Czech Republic, AS	8,040,000	162,139
Advanced Info Service PCL	24,369,600	145,029
Belgacom SA	5,030,800	142,908
TeliaSonera AB	19,901,277	133,034
France Télécom SA	8,055,000	110,196
Turkcell Iletisim Hizmetleri AS2	19,236,167	96,167
Philippine Long Distance Telephone Co.	1,436,250	88,039
KT Corp. (ADR)	4,015,000	51,593
KT Corp.	962,000	25,026
América Móvil, SAB de CV, Series L (ADR)	2,640,000	70,356
Hutchison Telecommunications Hong Kong Holdings Ltd.	133,744,000	59,471
DiGi.Com Bhd.	41,612,100	55,556
Vivendi SA	2,770,000	51,205
Telekomunikacja Polska SA	9,746,000	50,997
MTN Group Ltd.	2,221,000	38,826
Bezeq — The Israel Telecommunication Corp. Ltd.	20,482,191	34,275
Portugal Telecom, SGPS, SA	342,000	1,841
		7,947,054

UTILITIES — 9.06%
SSE PLC1	60,513,600	1,297,321
National Grid PLC	107,166,474	1,157,441
Dominion Resources, Inc.	11,836,980	617,772
GDF SUEZ	23,025,003	530,016
FirstEnergy Corp.	11,019,000	515,909
Southern Co.	7,500,000	344,550
Power Assets Holdings Ltd.	44,443,000	332,235
Exelon Corp.	6,170,000	240,692
Progress Energy, Inc.	4,260,000	226,717
CEZ, a s	4,791,000	193,185
Public Service Enterprise Group Inc.	6,027,600	187,760
Duke Energy Corp.	7,500,000	160,725
DTE Energy Co.	2,750,000	155,045
Xcel Energy Inc.	5,516,000	149,263
PG&E Corp.	3,282,932	145,040
SUEZ Environnement Co.	9,967,839	140,587
NextEra Energy, Inc.	2,000,000	128,700
Ratchaburi Electricity Generating Holding PCL1	94,250,000	127,965
Electricity Generating PCL1	34,219,528	110,170
AES Tietê SA, ordinary nominative	3,265,300	41,370
AES Tietê SA, preferred nominative	1,740,000	24,373
Entergy Corp.	752,500	49,334
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	1,810,000	44,653
EDP — Energias do Brasil SA	4,020,000	28,112
PPL Corp.	1,000,000	27,350
Ameren Corp.	429,120	14,071
		6,990,356

FINANCIALS — 8.97%
Link Real Estate Investment Trust1	128,905,000	536,644
HCP, Inc.	12,535,500	519,596
Westfield Group	52,444,824	504,919
HSBC Holdings PLC (Hong Kong)	30,429,012	277,282
HSBC Holdings PLC (United Kingdom)	9,731,535	87,669
Prudential PLC	29,416,996	360,205
Sampo Oyj, Class A	10,374,801	276,036
Digital Realty Trust, Inc.	3,299,855	247,786
Westpac Banking Corp.	10,176,077	241,005
Bank of China Ltd., Class H	567,355,400	237,658
Fidelity National Financial, Inc.1	11,279,900	217,364
Bank of Nova Scotia	3,847,200	213,420
China Construction Bank Corp., Class H	265,525,360	206,708
Royal Bank of Canada	3,484,511	201,377
Industrial and Commercial Bank of China Ltd., Class H	263,168,260	175,702
NYSE Euronext	6,593,790	169,790
CapitaCommercial Trust1	159,709,300	166,485
Banco Santander (Brasil) SA, units	10,669,400	86,983
Banco Santander (Brasil) SA, units (ADR)	9,378,975	75,688
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	150,893
CapitaMall Trust, units	94,982,592	138,156
Ascendas Real Estate Investment Trust	79,480,000	133,591
Hudson City Bancorp, Inc.	18,245,000	128,810
BNP Paribas SA	3,120,391	125,360
Starwood Property Trust, Inc.	5,112,800	106,704
Arthur J. Gallagher & Co.	2,749,089	103,256
Itaú Unibanco Holding SA, preferred nominative	6,290,000	98,995
Weingarten Realty Investors	3,284,750	87,243
Deutsche Bank AG	1,951,248	84,899
Credit Suisse Group AG	3,458,000	82,712
Sunway Real Estate Investment Trust1	174,950,000	72,848
Mapletree Industrial Trust	74,723,000	68,232
Banco Bradesco SA, preferred nominative	4,123,373	66,259
Astoria Financial Corp.1	6,405,000	62,064
Frasers Centrepoint Trust1	47,864,000	61,691
Banco Bilbao Vizcaya Argentaria, SA	8,514,375	57,547
Old Republic International Corp.	5,000,000	49,750
Hang Seng Bank Ltd.	3,560,000	48,913
Equity Residential, shares of beneficial interest	750,500	46,111
CapitaRetail China Trust1	43,545,000	45,568
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund1,2	110,000,000	41,496
Champion Real Estate Investment Trust	92,611,638	40,465
Cache Logistics Trust1	41,000,000	34,291
Westfield Retail Trust, units	10,199,334	28,906
K-REIT Asia	35,634,700	28,795
Unibail-Rodamco SE, non-registered shares	150,000	28,036
Ascott Residence Trust	23,302,000	21,089
CDL Hospitality Trusts	9,978,500	15,240
United Bankshares, Inc.	500,000	13,215
Colony Financial, Inc.	750,000	12,742
Parkway Life Real Estate Investment Trust	8,300,000	12,408
Société Générale	376,945	8,911
New York Community Bancorp, Inc.	465,246	6,276
Fannie Mae2	12,458,206	3,426
Freddie Mac2	5,300,000	1,511
		6,918,726

HEALTH CARE — 6.88%
Novartis AG	29,441,000	1,623,447
Abbott Laboratories	21,495,000	1,333,980
GlaxoSmithKline PLC	26,217,744	606,320
Bristol-Myers Squibb Co.	11,476,700	382,977
Merck & Co., Inc.	8,079,807	317,052
Pfizer Inc	9,284,000	212,882
Johnson & Johnson	3,000,000	195,270
Sonic Healthcare Ltd.	14,481,270	190,269
Roche Holding AG	845,000	154,356
Bayer AG	2,181,000	153,617
Orion Oyj, Class B	6,240,600	127,297
Oriola-KD Oyj, Class B	4,205,677	10,132
		5,307,599

ENERGY — 5.84%
Royal Dutch Shell PLC, Class B	36,646,889	1,336,089
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	242,545
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	197,093
BP PLC	71,265,000	514,669
Kinder Morgan, Inc.	13,520,473	485,385
ConocoPhillips	4,554,500	326,239
Eni SpA	14,565,000	323,320
Enbridge Inc.	7,277,607	304,925
Sasol Ltd.	4,333,670	205,936
Husky Energy Inc.	6,445,000	168,130
TOTAL SA	2,634,000	125,763
TOTAL SA (ADR)	600,000	28,866
Spectra Energy Corp	2,783,220	85,556
Türkiye Petrol Rafinerileri AS	4,021,801	84,043
China National Offshore Oil Corp.	30,153,000	64,281
Woodside Petroleum Ltd.	470,230	17,109
		4,509,949

INDUSTRIALS — 4.59%
Lockheed Martin Corp.	7,318,500	662,617
Sydney Airport1	116,288,960	352,597
Hutchison Port Holdings Trust3	233,532,000	176,317
Hutchison Port Holdings Trust	90,287,000	68,167
Waste Management, Inc.	7,050,700	241,134
Singapore Technologies Engineering Ltd	91,974,000	223,710
Brambles Ltd.	25,551,445	192,487
BAE Systems PLC	33,881,565	162,320
Legrand SA	4,600,000	155,270
R.R. Donnelley & Sons Co.1	12,206,957	152,709
Atlas Copco AB, Class B	5,187,500	108,901
Atlas Copco AB, Class A	656,192	15,620
Hays PLC1	80,375,129	116,484
United Parcel Service, Inc., Class B	1,440,000	112,522
Schneider Electric SA2	1,690,000	103,822
Watsco, Inc.	1,169,300	84,131
Hopewell Highway Infrastructure Ltd.	133,268,430	69,566
SMRT Corp. Ltd.	51,160,000	69,453
Emerson Electric Co.	1,280,000	67,251
Securitas AB, Class B	5,873,565	53,831
SATS Ltd.	24,526,000	51,727
Uponor Oyj	3,654,768	47,749
Sandvik AB	2,299,922	36,443
Geberit AG	171,319	36,221
BELIMO Holding AG	18,215	36,083
IMI PLC	2,125,000	34,124
SIA Engineering Co. Ltd.	8,617,000	27,435
FirstGroup PLC	8,511,509	26,908
United Technologies Corp.	242,000	19,757
Steelcase Inc., Class A	1,867,000	16,131
AB SKF, Class B	530,000	12,577
Interserve PLC	1,902,995	8,839
		3,542,903

CONSUMER DISCRETIONARY — 4.24%
British Sky Broadcasting Group PLC	43,521,000	478,873
Home Depot, Inc.	8,277,900	428,712
Darden Restaurants, Inc.1	6,654,000	333,232
Time Warner Cable Inc.	3,293,100	264,930
Daimler AG	4,697,400	259,693
William Hill PLC1	43,111,488	196,883
Garmin Ltd.	3,343,672	157,587
McDonald’s Corp.	1,470,000	143,252
OPAP SA	14,385,638	128,535
Greene King PLC1	14,073,299	116,596
Statoil Fuel & Retail ASA	10,310,000	92,508
Kingfisher PLC	18,845,000	88,845
Genuine Parts Co.	1,160,000	75,145
SES SA, Class A (FDR)	2,800,000	67,048
Intercontinental Hotels Group PLC	2,412,352	57,433
Leggett & Platt, Inc.	2,180,000	47,459
Stella International Holdings Ltd.	17,580,500	46,678
WPP PLC	2,900,000	39,228
Halfords Group PLC	8,399,000	37,498
Li & Fung Ltd.	15,950,000	34,126
Ekornes ASA1	1,990,851	32,700
Bijou Brigitte modische Accessoires AG	233,795	21,586
mobilezone holding ag	1,785,000	19,371
Headlam Group PLC	3,808,547	18,435
Marks and Spencer Group PLC	2,880,000	16,686
Café de Coral Holdings Ltd.	6,000,000	16,472
TAKKT AG	1,023,877	15,044
Aristocrat Leisure Ltd.	3,791,027	12,245
Kesa Electricals PLC	13,430,200	11,879
Home Retail Group PLC	5,701,210	9,863
Esprit Holdings Ltd.	1,725,000	3,557
		3,272,099

INFORMATION TECHNOLOGY — 2.94%
Quanta Computer Inc.	112,572,190	295,994
HTC Corp.	18,151,973	275,308
Delta Electronics, Inc.	83,178,233	247,184
Maxim Integrated Products, Inc.	8,290,700	245,239
Siliconware Precision Industries Co., Ltd.1	173,970,300	206,381
MediaTek Inc.	22,086,774	191,312
Compal Electronics, Inc.	142,220,715	163,604
VTech Holdings Ltd.	12,278,200	137,679
Analog Devices, Inc.	3,451,200	134,528
Xilinx, Inc.	2,589,100	94,191
Playtech Ltd.	10,202,254	61,593
Playtech Ltd.3	2,300,000	13,885
Taiwan Semiconductor Manufacturing Co. Ltd.	20,385,000	60,579
Neopost SA	691,459	39,755
Canon, Inc.	761,800	35,018
Redecard SA, ordinary nominative	2,001,400	33,704
Kingboard Laminates Holdings Ltd.	54,275,500	25,324
Oakton Ltd.	4,563,514	6,181
		2,267,459

MATERIALS — 2.28%
Amcor Ltd.	42,943,530	336,482
CRH PLC	12,479,160	252,983
RPM International, Inc.1	8,340,000	221,594
Koninklijke DSM NV	3,271,000	187,546
E.I. du Pont de Nemours and Co.	3,000,000	160,380
Israel Chemicals Ltd.	13,793,383	158,241
Air Products and Chemicals, Inc.	1,500,000	128,235
Fletcher Building Ltd.	21,176,596	108,405
Formosa Plastics Corp.	32,990,000	93,746
Formosa Chemicals & Fibre Corp.	17,970,000	52,110
Akzo Nobel NV	600,000	32,154
Rautaruukki Oyj	1,431,029	13,459
Symrise AG	385,000	11,161
voestalpine AG	183,000	5,924
		1,762,420

MISCELLANEOUS — 2.66%
Other common stocks in initial period of acquisition		2,051,301

Total common stocks (cost: $50,939,992,000)		56,494,871

Preferred stocks — 0.08%

FINANCIALS — 0.04%
Public Storage, Inc., Series F, 6.45%	1,000,000	25,420
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,513
		30,933

UTILITIES — 0.03%
Southern Co. 5.625%	800,000	20,175

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
CoBank, ACB, Class E, noncumulative2,3	13,000	8,865

INDUSTRIALS — 0.00%
General Electric Co. PINES 5.50%	76,200	1,948

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition		3,354

Total preferred stocks (cost: $67,996,000)		65,275

Rights — 0.00%

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		1,217

Total rights (cost: $1,320,000)		1,217

	Shares or
Convertible securities — 0.18%	principal amount

UTILITIES — 0.11%
PPL Corp. 9.50% convertible preferred 2013, units	1,495,000	79,818

FINANCIALS — 0.02%
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	17,514
Fannie Mae 5.375% convertible preferred 20322	240	576
		18,090

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	17,180

INDUSTRIALS — 0.02%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	11,885

CONSUMER DISCRETIONARY — 0.01%
TUI Travel PLC 6.00% convertible notes 2014	£6,000,000	9,474

Total convertible securities (cost: $152,229,000)		136,447

	Principal amount
Bonds & notes — 22.72%	(000)

MORTGAGE-BACKED OBLIGATIONS4 — 8.58%
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$3,194	3,446
Fannie Mae 4.50% 2019	7,481	8,038
Fannie Mae 5.50% 2019	1,054	1,152
Fannie Mae 4.50% 2020	3,153	3,388
Fannie Mae 5.50% 2020	2,672	2,919
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	13,348	14,091
Fannie Mae 6.00% 2021	2,819	3,098
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	7,185	7,350
Fannie Mae 5.00% 2023	4,705	5,118
Fannie Mae 4.00% 2024	45,355	48,285
Fannie Mae 4.00% 2024	20,016	21,310
Fannie Mae 4.00% 2024	12,849	13,673
Fannie Mae 4.50% 2024	33,500	36,010
Fannie Mae 4.50% 2024	11,272	12,116
Fannie Mae 4.50% 2024	7,454	8,013
Fannie Mae 6.00% 2024	7,757	8,738
Fannie Mae 6.00% 2024	65	72
Fannie Mae 3.50% 2025	19,762	20,875
Fannie Mae 3.50% 2025	17,524	18,511
Fannie Mae 3.50% 2025	8,337	8,807
Fannie Mae 3.50% 2025	7,470	7,891
Fannie Mae 3.50% 2025	1,709	1,805
Fannie Mae 3.50% 2026	61,542	65,010
Fannie Mae 6.00% 2026	30,623	34,536
Fannie Mae 6.00% 2026	3,481	3,869
Fannie Mae 3.00% 2027	518,500	539,807
Fannie Mae 3.00% 2027	134,601	140,469
Fannie Mae 3.00% 2027	73,598	76,957
Fannie Mae 3.50% 2027	75,000	79,020
Fannie Mae 3.50% 2027	15,765	16,635
Fannie Mae 6.00% 2027	60,751	67,528
Fannie Mae 6.00% 2028	2,319	2,578
Fannie Mae 6.00% 2028	1,638	1,816
Fannie Mae 6.00% 2028	1,328	1,476
Fannie Mae 6.00% 2028	1,312	1,458
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,392	1,574
Fannie Mae 5.50% 2033	1,724	1,903
Fannie Mae 5.00% 2035	48,424	52,679
Fannie Mae 5.00% 2035	37,119	40,369
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	7,964	9,048
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	8,089	7,276
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,547	5,177
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,258	1,184
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,147	1,072
Fannie Mae, Series 2006-65, Class PF, 0.519% 20365	7,753	7,738
Fannie Mae 5.00% 2036	12,207	13,276
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	12,121	13,456
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	39,348	44,714
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	32,734	36,638
Fannie Mae 6.00% 2036	26,801	30,041
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	25,130	28,709
Fannie Mae 6.00% 2036	19,519	21,872
Fannie Mae 6.00% 2036	14,641	16,251
Fannie Mae 6.00% 2036	11,895	13,333
Fannie Mae 6.00% 2036	5,633	6,314
Fannie Mae 6.50% 2036	706	803
Fannie Mae 7.00% 2036	993	1,126
Fannie Mae 7.50% 2036	548	625
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	49,069	54,992
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	35,152	39,133
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,515	11,594
Fannie Mae 5.50% 2037	2,987	3,269
Fannie Mae 5.50% 2037	1,749	1,929
Fannie Mae 6.00% 2037	15,294	16,895
Fannie Mae 6.00% 2037	9,447	10,586
Fannie Mae 6.00% 2037	5,213	5,781
Fannie Mae 6.50% 2037	12,393	13,954
Fannie Mae 6.50% 2037	1,943	2,196
Fannie Mae 6.50% 2037	1,426	1,607
Fannie Mae 6.50% 2037	1,148	1,292
Fannie Mae 6.50% 2037	626	705
Fannie Mae 7.00% 2037	18,360	20,892
Fannie Mae 7.00% 2037	951	1,080
Fannie Mae 7.50% 2037	2,687	3,060
Fannie Mae 7.50% 2037	753	858
Fannie Mae 7.50% 2037	559	643
Fannie Mae 7.50% 2037	478	544
Fannie Mae 7.50% 2037	136	155
Fannie Mae 5.168% 20385	8,117	8,764
Fannie Mae 5.339% 20385	8,458	9,045
Fannie Mae 5.443% 20385	869	940
Fannie Mae 5.50% 2038	17,409	19,135
Fannie Mae 5.50% 2038	13,814	15,184
Fannie Mae 5.50% 2038	9,540	10,487
Fannie Mae 5.50% 2038	6,816	7,492
Fannie Mae 5.50% 2038	5,417	5,928
Fannie Mae 5.50% 2038	3,099	3,406
Fannie Mae 5.50% 2038	2,629	2,877
Fannie Mae 5.50% 2038	2,139	2,341
Fannie Mae 6.00% 2038	100,817	111,800
Fannie Mae 6.00% 2038	49,743	55,156
Fannie Mae 6.00% 2038	29,191	32,282
Fannie Mae 6.00% 2038	7,949	8,815
Fannie Mae 6.00% 2038	5,056	5,607
Fannie Mae 6.00% 2038	3,998	4,425
Fannie Mae 6.00% 2038	1,140	1,264
Fannie Mae 7.00% 2038	502	570
Fannie Mae 3.536% 20395	9,303	9,726
Fannie Mae 3.579% 20395	7,259	7,586
Fannie Mae 3.633% 20395	9,316	9,747
Fannie Mae 3.694% 20395	2,874	3,022
Fannie Mae 3.733% 20395	4,498	4,705
Fannie Mae 3.767% 20395	5,212	5,507
Fannie Mae 3.776% 20395	8,728	9,184
Fannie Mae 3.83% 20395	4,963	5,204
Fannie Mae 3.887% 20395	7,821	8,210
Fannie Mae 3.904% 20395	2,205	2,323
Fannie Mae 3.943% 20395	4,840	5,071
Fannie Mae 3.945% 20395	1,579	1,657
Fannie Mae 5.50% 2039	26,941	29,485
Fannie Mae 5.50% 2039	2,210	2,423
Fannie Mae 6.00% 2039	65,641	72,792
Fannie Mae 6.00% 2039	24,862	27,464
Fannie Mae 6.00% 2039	14,471	16,047
Fannie Mae 6.00% 2039	12,140	13,463
Fannie Mae 6.00% 2039	1,385	1,536
Fannie Mae 6.50% 2039	4,693	5,304
Fannie Mae 4.00% 2040	6,455	6,837
Fannie Mae 4.50% 2040	3,088	3,383
Fannie Mae 4.50% 2040	2,136	2,331
Fannie Mae 4.50% 2040	1,940	2,126
Fannie Mae 4.50% 2040	1,794	1,965
Fannie Mae 4.50% 2040	1,388	1,515
Fannie Mae 4.50% 2040	1,239	1,357
Fannie Mae 4.50% 2040	991	1,086
Fannie Mae 4.50% 2040	993	1,083
Fannie Mae 4.50% 2040	623	680
Fannie Mae 4.50% 2040	570	623
Fannie Mae 4.50% 2040	186	203
Fannie Mae 4.50% 2040	131	143
Fannie Mae 5.00% 2040	16,230	17,958
Fannie Mae 5.00% 2040	6,031	6,673
Fannie Mae 5.00% 2040	3,940	4,360
Fannie Mae 6.00% 2040	48,856	54,135
Fannie Mae 6.00% 2040	17,102	18,965
Fannie Mae 3.50% 2041	8,933	9,302
Fannie Mae 3.754% 20415	8,797	9,287
Fannie Mae 4.00% 2041	304,014	322,166
Fannie Mae 4.00% 2041	61,394	65,681
Fannie Mae 4.00% 2041	37,655	40,244
Fannie Mae 4.00% 2041	22,570	23,918
Fannie Mae 4.00% 2041	16,657	17,651
Fannie Mae 4.00% 2041	13,750	14,571
Fannie Mae 4.00% 2041	10,112	10,818
Fannie Mae 4.00% 2041	7,761	8,224
Fannie Mae 4.00% 2041	6,553	7,011
Fannie Mae 4.00% 2041	5,977	6,334
Fannie Mae 4.00% 2041	5,580	5,910
Fannie Mae 4.50% 2041	27,410	29,437
Fannie Mae 4.50% 2041	23,196	25,312
Fannie Mae 4.50% 2041	9,900	10,896
Fannie Mae 4.50% 2041	9,290	10,137
Fannie Mae 4.50% 2041	8,713	9,358
Fannie Mae 4.50% 2041	4,419	4,842
Fannie Mae 4.50% 2041	3,156	3,444
Fannie Mae 4.50% 2041	2,418	2,649
Fannie Mae 4.50% 2041	2,272	2,479
Fannie Mae 4.50% 2041	1,687	1,840
Fannie Mae 4.50% 2041	439	479
Fannie Mae 4.50% 2041	303	331
Fannie Mae 5.00% 2041	20,803	23,019
Fannie Mae 5.00% 2041	16,217	18,006
Fannie Mae 5.00% 2041	12,565	13,903
Fannie Mae 5.00% 2041	10,636	11,769
Fannie Mae 5.00% 2041	8,318	9,204
Fannie Mae 5.00% 2041	7,061	7,813
Fannie Mae 5.00% 2041	6,349	7,049
Fannie Mae 5.00% 2041	6,021	6,685
Fannie Mae 5.00% 2041	5,877	6,503
Fannie Mae 5.00% 2041	5,121	5,685
Fannie Mae 5.00% 2041	4,841	5,374
Fannie Mae 5.00% 2041	4,673	5,189
Fannie Mae 5.00% 2041	4,230	4,680
Fannie Mae 5.00% 2041	2,034	2,251
Fannie Mae 5.50% 2041	7,442	8,144
Fannie Mae 5.50% 2041	1,020	1,116
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	205	233
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	178	211
Fannie Mae 3.50% 2042	240,420	249,699
Fannie Mae 3.50% 2042	82,750	85,711
Fannie Mae 4.00% 2042	249,059	264,591
Fannie Mae 4.00% 2042	168,750	178,137
Fannie Mae 4.00% 2042	110,481	117,077
Fannie Mae 4.00% 2042	74,690	79,348
Fannie Mae 4.00% 2042	51,208	54,266
Fannie Mae 4.00% 2042	27,882	29,621
Fannie Mae 4.50% 2042	190,703	204,231
Fannie Mae 5.50% 2042	96,580	105,619
Fannie Mae 6.00% 2042	93,593	103,479
Fannie Mae 7.00% 2047	1,137	1,268
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,772
Freddie Mac 5.50% 2019	3,452	3,754
Freddie Mac, Series 2642, Class BL, 3.50% 2023	3,051	3,162
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,497	1,537
Freddie Mac 5.50% 2023	6,188	6,715
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,687	1,898
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	2,688	2,583
Freddie Mac 6.00% 2026	8,900	9,863
Freddie Mac 6.00% 2026	7,326	8,119
Freddie Mac 5.50% 2027	15,149	16,548
Freddie Mac 6.50% 2027	9,596	10,848
Freddie Mac, Series 2153, Class GG, 6.00% 2029	3,069	3,468
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,811	6,566
Freddie Mac 6.50% 2032	1,570	1,778
Freddie Mac, Series 3061, Class PN, 5.50% 2035	11,944	13,322
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	13,155	12,018
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	7,707	7,016
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	3,068	2,902
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	3,127	2,890
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,741	2,564
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,700	1,644
Freddie Mac, Series 3156, Class NG, 6.00% 2036	30,908	35,441
Freddie Mac, Series 3286, Class JN, 5.50% 2037	19,814	21,721
Freddie Mac 5.657% 20375	5,869	6,270
Freddie Mac, Series 3271, Class OA, 6.00% 2037	19,977	22,752
Freddie Mac 6.00% 2037	4,037	4,460
Freddie Mac 6.00% 2037	377	417
Freddie Mac 6.00% 2037	88	98
Freddie Mac 5.00% 2038	7,665	8,384
Freddie Mac 5.00% 2038	1,910	2,090
Freddie Mac 5.00% 2038	1,301	1,433
Freddie Mac 5.00% 2038	35	38
Freddie Mac 5.028% 20385	5,345	5,758
Freddie Mac 5.369% 20385	4,854	5,152
Freddie Mac 5.50% 2038	78,915	86,008
Freddie Mac 5.50% 2038	29,312	31,965
Freddie Mac 6.00% 2038	7,694	8,501
Freddie Mac 3.575% 20395	2,636	2,784
Freddie Mac 5.00% 2039	51,703	55,947
Freddie Mac 5.50% 2039	90,981	99,215
Freddie Mac 5.50% 2039	8,702	9,485
Freddie Mac 6.00% 2040	4,330	4,784
Freddie Mac 6.00% 2040	883	976
Freddie Mac 5.00% 2041	16,321	18,073
Freddie Mac 5.00% 2041	15,559	17,230
Freddie Mac 5.00% 2041	4,771	5,284
Freddie Mac 5.00% 2041	4,341	4,807
Freddie Mac 5.00% 2041	4,059	4,495
Freddie Mac 5.00% 2041	3,182	3,523
Freddie Mac 5.00% 2041	2,923	3,237
Freddie Mac 5.00% 2041	2,908	3,220
Freddie Mac 5.00% 2041	2,158	2,390
Freddie Mac 5.00% 2041	981	1,062
Freddie Mac 5.50% 2041	43,256	47,171
Freddie Mac 6.50% 2047	2,055	2,274
Fannie Mae 6.00% 2042	206,561	228,153
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	3,330	3,384
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,502
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	958	959
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20425	14,840	15,864
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.461% 20435	7,200	7,847
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20445	15,000	16,701
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 20455	60,508	69,482
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	11,255	11,804
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	17,400	18,461
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	8,856	8,958
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	20,621	22,394
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.925% 20495	9,597	10,994
Government National Mortgage Assn. 6.00% 2033	1,886	2,099
Government National Mortgage Assn. 5.50% 2034	5,498	6,057
Government National Mortgage Assn. 5.50% 2034	3,433	3,785
Government National Mortgage Assn. 6.00% 2034	3,210	3,572
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	5,966	5,347
Government National Mortgage Assn. 5.50% 2035	3,981	4,391
Government National Mortgage Assn. 5.50% 2036	2,340	2,570
Government National Mortgage Assn. 6.00% 2036	1,662	1,847
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	5,625	5,264
Government National Mortgage Assn. 4.50% 2037	10,920	11,959
Government National Mortgage Assn. 6.00% 2037	6,009	6,674
Government National Mortgage Assn. 5.50% 2039	5,065	5,553
Government National Mortgage Assn. 5.50% 2039	829	909
Government National Mortgage Assn. 6.00% 2039	9,503	10,526
Government National Mortgage Assn. 6.50% 2039	2,686	3,026
Government National Mortgage Assn. 3.50% 2040	784	828
Government National Mortgage Assn. 4.50% 2040	8,705	9,377
Government National Mortgage Assn. 4.50% 2040	5,193	5,588
Government National Mortgage Assn. 4.50% 2040	2,198	2,373
Government National Mortgage Assn. 5.00% 2040	14,674	15,957
Government National Mortgage Assn. 5.00% 2040	4,661	5,090
Government National Mortgage Assn. 5.00% 2040	3,934	4,296
Government National Mortgage Assn. 5.00% 2040	3,441	3,749
Government National Mortgage Assn. 5.00% 2040	579	631
Government National Mortgage Assn. 5.00% 2040	103	112
Government National Mortgage Assn. 6.50% 2041	3,976	4,559
Government National Mortgage Assn. 3.50% 2042	30,500	32,111
Government National Mortgage Assn. 5.816% 2058	13,587	14,923
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,471	1,640
Government National Mortgage Assn. 6.172% 2058	1,364	1,476
Government National Mortgage Assn. 6.205% 2058	4,571	5,102
Government National Mortgage Assn. 6.22% 2058	2,622	2,843
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	451	473
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	268	284
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	364	380
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	8,279	8,270
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	208	208
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20385	10,779	10,926
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	36,454
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.596% 20395	13,079	13,799
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.967% 20395	25,290	27,399
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20405	19,664	20,313
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,725	2,731
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20375	38,142	40,964
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.081% 20385	14,395	16,481
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,217
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	27,000	28,493
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,618
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	15,000	15,548
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	53,801
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	2,981	2,978
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.443% 20445	30,000	33,647
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,957	2,994
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.373% 20425	14,779	14,879
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.902% 20425	20,105	21,801
Bank of America 5.50% 20123	30,000	30,162
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)5	25,000	27,687
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	24,367	26,062
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	7,847	7,941
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.437% 20455	17,000	17,392
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	8,000	8,423
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	15,000	15,716
Northern Rock PLC 5.625% 20173	12,857	14,007
Northern Rock PLC 5.625% 2017	6,000	6,537
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,786	2,774
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3A, 5.12% 20455	392	392
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.893% 20455	4,955	5,147
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,677
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.837% (undated)5	5,000	5,642
HBOS Treasury Services PLC 5.25% 20173	14,000	15,469
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	13,395	14,016
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	2,602	2,620
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	7,199
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,674
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,5	4,499	4,626
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A-3, 4.647% 2030	944	944
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20305	2,500	2,783
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,974	1,972
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	673	682
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20435	815	889
Countrywide Alternative Loan Trust, Series 2004-14T2, Class A-2, 5.50% 2034	1,964	1,958
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.98% 20345	1,539	1,410
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,412	1,410
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.944% 20345	230	214
		6,620,039

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.76%
U.S. Treasury 1.375% 2012	200,410	201,725
U.S. Treasury 3.00% 20126	39,816	40,460
U.S. Treasury 4.375% 2012	30,000	30,373
U.S. Treasury 4.875% 2012	75,000	75,595
U.S. Treasury 0.625% 2013	10,175	10,209
U.S. Treasury 1.125% 2013	4,250	4,293
U.S. Treasury 2.75% 2013	50,000	51,874
U.S. Treasury 4.25% 2013	122,000	128,322
U.S. Treasury 4.25% 2014	100,000	109,853
U.S. Treasury 4.25% 2015	75,000	84,284
U.S. Treasury 9.875% 2015	106,950	142,272
U.S. Treasury 10.625% 2015	7,500	10,003
U.S. Treasury 11.25% 2015	216,420	281,697
U.S. Treasury 0.125% 20166	31,299	33,207
U.S. Treasury 0.875% 2016	605	609
U.S. Treasury 1.00% 2016	17,750	17,989
U.S. Treasury 1.75% 2016	10,000	10,458
U.S. Treasury 2.125% 2016	1,500	1,589
U.S. Treasury 2.625% 2016	25,000	26,943
U.S. Treasury 3.25% 2016	50,000	55,345
U.S. Treasury 7.50% 2016	190,000	247,519
U.S. Treasury 9.25% 2016	96,000	127,425
U.S. Treasury 0.875% 2017	25,000	25,074
U.S. Treasury 1.00% 2017	55,000	55,543
U.S. Treasury 8.75% 2017	50,000	69,637
U.S. Treasury 8.875% 2017	135,850	192,350
U.S. Treasury 8.125% 2019	43,440	64,063
U.S. Treasury 3.50% 2020	25,000	28,719
U.S. Treasury 8.75% 2020	89,010	139,078
U.S. Treasury 8.75% 2020	30,000	46,549
U.S. Treasury 2.00% 2021	55,000	55,576
U.S. Treasury 3.625% 2021	10,000	11,578
U.S. Treasury 8.00% 2021	22,500	34,846
U.S. Treasury 8.125% 2021	51,590	80,030
U.S. Treasury 0.125% 20226	20,114	21,066
U.S. Treasury 6.25% 2023	25,000	35,515
U.S. Treasury 7.125% 2023	25,000	37,511
U.S. Treasury 6.875% 2025	25,000	38,000
U.S. Treasury 6.50% 2026	13,800	20,616
U.S. Treasury 6.25% 2030	26,820	40,675
U.S. Treasury 4.50% 2036	2,250	2,856
U.S. Treasury 3.75% 2041	35,500	40,036
U.S. Treasury 4.75% 2041	76,160	101,073
U.S. Treasury 0.75% 20426	21,175	21,309
U.S. Treasury 3.125% 2042	38,900	38,955
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	51,172
Federal Home Loan Bank, Series 312, 5.75% 2012	25,000	25,060
Federal Home Loan Bank 3.625% 2013	105,000	110,181
Federal Home Loan Bank 5.50% 2014	82,500	91,856
Fannie Mae, Series 1, 4.75% 2012	75,000	76,893
Fannie Mae 2.50% 2014	25,000	26,100
Fannie Mae 2.75% 2014	50,000	52,276
Fannie Mae 4.625% 2014	25,000	27,568
Fannie Mae 5.00% 2015	25,000	28,329
Fannie Mae 5.375% 2016	10,420	12,369
Freddie Mac 3.00% 2014	40,000	42,381
Freddie Mac 5.00% 2014	40,000	44,117
Freddie Mac 5.50% 2016	14,580	17,388
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	20,000	20,005
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,117
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,016
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,376
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,118
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,256
CoBank ACB 7.875% 20183	12,160	15,022
CoBank ACB 1.074% 20223,5	11,690	9,320
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,321
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	15,000	15,053
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.724% 20125	15,000	15,037
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,636
Tennessee Valley Authority, 4.65% 2035	5,080	5,802
		3,676,468

FINANCIALS — 2.74%
Prologis, Inc. 7.625% 2014	24,420	27,129
Prologis, Inc. 6.25% 2017	34,380	39,001
Prologis, Inc. 6.625% 2018	35,930	41,183
Prologis, Inc. 6.625% 2019	6,878	7,894
Prologis, Inc. 7.375% 2019	38,684	46,376
Prologis, Inc. 6.875% 2020	86,100	100,584
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	20,285	21,642
Westfield Group 7.50% 20143	20,000	22,063
Westfield Group 5.75% 20153	26,550	29,198
Westfield Group 5.70% 20163	21,000	23,288
Westfield Group 7.125% 20183	36,010	42,836
Westfield Group 6.75% 20193	22,295	26,159
WEA Finance LLC 4.625% 20213	10,033	10,413
Murray Street Investment Trust I 4.647% 2017	27,000	27,186
Goldman Sachs Group, Inc. 5.25% 2021	64,500	65,352
Goldman Sachs Group, Inc. 5.75% 2022	57,800	60,431
Goldman Sachs Group, Inc. 6.25% 2041	5,000	5,092
JPMorgan Chase & Co. 3.40% 2015	5,000	5,247
JPMorgan Chase & Co. 3.45% 2016	10,000	10,478
JPMorgan Chase & Co. 4.35% 2021	2,500	2,621
JPMorgan Chase & Co. 4.625% 2021	5,000	5,333
JPMorgan Chase & Co. 4.50% 2022	4,500	4,800
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)5	78,766	86,599
Wells Fargo & Co. 2.10% 2017	7,500	7,494
Wells Fargo & Co., Series I, 3.50% 2022	12,215	12,390
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)5	84,806	92,439
Citigroup Inc. 3.953% 2016	10,000	10,222
Citigroup Inc. 4.45% 2017	22,315	23,330
Citigroup Inc. 6.125% 2018	18,445	20,495
Citigroup Inc. 8.50% 2019	21,520	26,763
Citigroup Inc. 4.50% 2022	2,000	2,038
Bank of America Corp., Series L, 3.625% 2016	5,545	5,528
Bank of America Corp. 3.75% 2016	9,770	9,735
Bank of America Corp. 5.75% 2017	12,500	13,268
Bank of America Corp. 5.65% 2018	1,940	2,054
Bank of America Corp. 5.625% 2020	11,470	11,869
Bank of America Corp. 5.875% 2021	12,375	12,962
Bank of America Corp. 5.70% 2022	9,000	9,460
NB Capital Trust IV 8.25% 2027	13,500	13,736
Developers Diversified Realty Corp. 5.375% 2012	15,221	15,353
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,436
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,478
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,573
Developers Diversified Realty Corp. 7.875% 2020	15,090	18,142
Simon Property Group, LP 6.75% 2014	20,000	21,846
Simon Property Group, LP 4.20% 2015	2,430	2,609
Simon Property Group, LP 2.15% 2017	5,000	4,987
Simon Property Group, LP 5.875% 2017	5,000	5,777
Simon Property Group, LP 6.125% 2018	5,665	6,696
Simon Property Group, LP 4.125% 2021	3,500	3,736
Simon Property Group, LP 4.375% 2021	17,400	18,908
Morgan Stanley 3.80% 2016	5,000	4,893
Morgan Stanley 4.75% 2017	12,100	12,088
Morgan Stanley, Series F, 5.625% 2019	28,524	28,212
Morgan Stanley 5.50% 2021	2,000	1,958
Morgan Stanley, Series F, 5.75% 2021	12,926	12,778
Monumental Global Funding 5.50% 20133	23,915	24,901
Monumental Global Funding III 0.667% 20143,5	12,860	12,643
Monumental Global Funding III 5.25% 20143	19,500	20,649
HBOS PLC 6.75% 20183	39,655	36,473
Lloyds TSB Bank PLC 6.375% 2021	9,000	9,741
CNA Financial Corp. 5.85% 2014	30,000	32,350
CNA Financial Corp. 6.50% 2016	4,845	5,474
CNA Financial Corp. 7.35% 2019	6,000	7,125
ERP Operating LP 6.584% 2015	3,245	3,678
ERP Operating LP 5.125% 2016	4,445	4,961
ERP Operating LP 5.375% 2016	2,750	3,079
ERP Operating LP 5.75% 2017	6,000	6,912
ERP Operating LP 4.625% 2021	18,125	19,371
PNC Funding Corp. 5.40% 2014	10,000	10,912
PNC Funding Corp. 4.25% 2015	1,800	1,971
PNC Preferred Funding Trust I, junior subordinated 2.124% (undated)3,5	8,600	6,623
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)3,5	14,300	14,702
BNP Paribas 3.60% 2016	1,000	1,006
BNP Paribas 5.00% 2021	18,100	18,279
BNP Paribas, junior subordinated 7.195% (undated)3,5	16,200	14,094
Société Générale 5.75% 20163	24,177	23,322
Société Générale 5.20% 20213	8,250	7,775
Kimco Realty Corp. 6.00% 2012	4,062	4,163
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,668
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,225
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,575
Kimco Realty Corp. 4.30% 2018	12,000	12,558
Kimco Realty Corp. 6.875% 2019	1,320	1,561
Hospitality Properties Trust 6.75% 2013	14,925	15,085
Hospitality Properties Trust 5.125% 2015	3,675	3,837
Hospitality Properties Trust 6.30% 2016	2,800	3,082
Hospitality Properties Trust 6.70% 2018	6,203	6,917
AXA SA, Series B, junior subordinated 6.379% (undated)3,5	33,835	27,237
AXA SA, junior subordinated 6.463% (undated)3,5	1,900	1,563
Liberty Mutual Group Inc. 5.75% 20143	14,000	14,894
Liberty Mutual Group Inc. 6.70% 20163	10,000	11,057
Liberty Mutual Group Inc. 6.50% 20353	2,695	2,821
Capital One Bank 6.50% 2013	13,477	14,180
Capital One Capital III 7.686% 20365	14,338	14,553
New York Life Global Funding 5.25% 20123	10,000	10,213
New York Life Global Funding 4.65% 20133	3,500	3,639
New York Life Global Funding 1.30% 20153	5,000	5,042
New York Life Global Funding 2.45% 20163	8,000	8,301
UBS AG 4.875% 2020	18,943	19,856
UBS AG 7.75% 2026	5,500	6,190
Barclays Bank PLC 5.125% 2020	2,675	2,820
Barclays Bank PLC 5.14% 2020	21,025	20,138
American International Group, Inc. 4.875% 2016	5,000	5,336
American International Group, Inc. 3.80% 2017	16,000	16,540
Northern Trust Corp. 4.625% 2014	8,475	9,109
Northern Trust Corp. 5.85% 20173	10,150	11,995
Royal Bank of Scotland PLC 4.875% 2015	5,000	5,199
Royal Bank of Scotland Group PLC 4.375% 2016	4,000	4,084
Royal Bank of Scotland PLC 5.625% 2020	650	669
Royal Bank of Scotland PLC 6.125% 2021	10,000	10,859
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,054
Berkshire Hathaway Inc. 3.20% 2015	5,000	5,328
Berkshire Hathaway Inc. 2.20% 2016	3,000	3,117
Berkshire Hathaway Inc. 1.90% 2017	5,000	5,096
Berkshire Hathaway Inc. 3.75% 2021	2,500	2,647
Genworth Global Funding Trust, Series 2007-C, 5.25% 2012	19,000	19,011
ACE INA Holdings Inc. 2.60% 2015	5,000	5,225
ACE INA Holdings Inc. 5.70% 2017	2,000	2,362
ACE Capital Trust II 9.70% 2030	7,210	9,901
QBE Capital Funding II LP 6.797% (undated)3,5	19,900	17,462
HVB Funding Trust I, junior subordinated 8.741% 20313	14,771	12,112
HVB Funding Trust III, junior subordinated 9.00% 20313	6,394	5,307
MetLife Global Funding I 5.125% 20133	4,000	4,163
MetLife Global Funding I 5.125% 20143	7,500	8,103
MetLife Global Funding I 2.00% 20153	2,500	2,543
MetLife Global Funding I 2.50% 20153	2,500	2,578
Nordea Bank, Series 2, 3.70% 20143	3,000	3,111
Nordea Bank AB 3.125% 20173	12,500	12,631
UnumProvident Finance Co. PLC 6.85% 20153	1,885	2,126
Unum Group 7.125% 2016	11,020	12,735
HSBC Holdings PLC 4.125% 20203	2,237	2,309
HSBC Holdings PLC 4.00% 2022	5,000	5,087
HSBC Holdings PLC 4.875% 2022	5,000	5,399
Standard Chartered PLC 3.85% 20153	7,000	7,344
Standard Chartered PLC 3.20% 20163	5,000	5,116
Lazard Group LLC 7.125% 2015	11,250	12,244
Santander Issuances, SA Unipersonal 6.50% 20193,5	12,700	12,000
American Tower Corp. 7.00% 2017	10,000	11,701
SLM Corp. 6.25% 2016	1,000	1,035
SLM Corp. 6.00% 2017	10,000	10,225
USAA Capital Corp 1.05% 20143	8,500	8,436
USAA Capital Corp 2.25% 20163	2,500	2,525
American Express Co. 6.15% 2017	9,080	10,770
Realogy Corp. 9.00% 20203	10,000	10,225
CIT Group Inc., Series C, 4.75% 20153	10,000	10,225
UDR, Inc., Series A, 5.25% 2015	8,975	9,644
Discover Financial Services 6.45% 2017	3,057	3,484
Discover Financial Services 10.25% 2019	4,334	5,900
Chubb Corp., junior subordinated 6.375% 20675	7,500	7,716
Synovus Financial Corp. 7.875% 2019	7,000	7,446
NASDAQ OMX Group, Inc. 5.25% 2018	6,800	7,268
Intesa Sanpaolo SpA 6.50% 20213	7,865	7,154
Regions Financial Corp. 6.375% 2012	1,960	1,962
Regions Financial Corp. 7.75% 2014	687	757
Regions Financial Corp. 5.20% 2015	4,313	4,432
Commonwealth Bank of Australia 1.95% 2015	6,750	6,819
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,644
Brandywine Operating Partnership, LP 4.95% 2018	3,845	3,932
Goodman Funding Pty Ltd. 6.00% 20223	5,835	5,944
Associated Banc-Corp 5.125% 2016	5,000	5,297
Ford Motor Credit Co. 4.25% 2017	5,000	5,220
International Lease Finance Corp. 4.875% 2015	5,000	5,004
PRICOA Global Funding I 5.30% 20133	2,500	2,641
Prudential Financial, Inc. 4.50% 2021	2,000	2,136
BBVA Bancomer SA 4.50% 20163	3,725	3,744
Bank of Nova Scotia 2.55% 2017	3,500	3,640
Mack-Cali Realty LP 4.50% 2022	3,500	3,582
Entertainment Properties Trust 7.75% 2020	2,750	2,994
		2,112,778

ENERGY — 1.41%
Gazprom OJSC 5.092% 20153	1,500	1,592
Gazprom OJSC 8.146% 2018	21,850	25,889
Gazprom OJSC, Series 9, 6.51% 2022	61,680	68,015
Gazprom OJSC 7.288% 2037	84,880	98,355
Gazprom OJSC 7.288% 20373	3,810	4,415
Anadarko Petroleum Corp. 5.95% 2016	6,500	7,521
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,813
Anadarko Petroleum Corp. 8.70% 2019	30,880	41,121
Anadarko Petroleum Corp. 6.45% 2036	31,430	37,348
Kinder Morgan Energy Partners, LP 5.85% 2012	3,000	3,050
Kinder Morgan Energy Partners, LP 5.00% 2013	5,985	6,338
Kinder Morgan Energy Partners, LP 5.125% 2014	27,210	29,662
Kinder Morgan Energy Partners, LP 3.50% 2016	3,558	3,775
Kinder Morgan Energy Partners, LP 6.00% 2017	5,375	6,253
Kinder Morgan Energy Partners, LP 3.95% 2022	11,500	11,597
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	8,868
Total Capital Canada Ltd. 1.625% 2014	10,000	10,182
Total Capital SA 3.00% 2015	1,750	1,846
Total Capital SA 3.125% 2015	3,025	3,212
Total Capital International 1.50% 2017	40,000	40,016
Total Capital SA 4.45% 2020	2,000	2,250
Total Capital International 2.875% 2022	6,640	6,644
Enbridge Inc. 5.80% 2014	38,000	41,460
Enbridge Inc. 4.90% 2015	11,310	12,317
Enbridge Inc. 5.60% 2017	6,940	8,036
Transocean Inc. 5.05% 2016	27,250	29,615
Transocean Inc. 6.375% 2021	16,250	19,053
Enbridge Energy Partners, LP 5.35% 2014	3,700	4,023
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,850	29,166
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,751
Enbridge Energy Partners, LP 4.20% 2021	5,000	5,299
PTT Exploration & Production Ltd 5.692% 20213	40,980	44,908
Petrobras International Finance Co. 2.875% 2015	10,485	10,734
Petrobras International Finance Co. 3.875% 2016	9,500	9,991
Petrobras International Finance Co. 3.50% 2017	12,500	12,875
Petrobras International 5.375% 2021	6,275	6,901
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,941
Williams Partners L.P. 4.125% 2020	5,000	5,229
StatoilHydro ASA 2.90% 2014	6,205	6,546
StatoilHydro ASA 1.80% 2016	2,700	2,762
Statoil ASA 3.125% 2017	15,250	16,480
StatoilHydro ASA 5.25% 2019	4,750	5,663
Phillips 66 2.95% 20173	12,500	12,838
Phillips 66 4.30% 20223	16,325	17,050
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,536
TransCanada PipeLines Ltd., junior subordinated 6.35% 20675	15,000	15,672
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,413
Ras Laffan Liquefied Natural Gas III 5.50% 20143	4,800	5,196
Ras Laffan Liquefied Natural Gas III 6.75% 20193	500	592
Ras Laffan Liquefied Natural Gas II 5.298% 20203,4	14,417	15,625
BG Energy Capital PLC 2.875% 20163	9,785	10,258
BG Energy Capital PLC 4.00% 20213	15,000	16,063
Reliance Holdings Ltd. 4.50% 20203	8,650	8,344
Reliance Holdings Ltd. 4.50% 2020	1,000	965
Reliance Holdings Ltd. 5.40% 20223	14,550	14,606
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,149
Pemex Project Funding Master Trust 4.875% 20223	2,600	2,777
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	17,737
Chevron Corp. 3.95% 2014	3,250	3,455
Chevron Corp. 4.95% 2019	13,700	16,465
Woodside Finance Ltd. 4.60% 20213	18,280	19,319
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,4	18,909	19,098
Shell International Finance BV 4.00% 2014	4,850	5,161
Shell International Finance BV 3.10% 2015	10,000	10,669
Shell International Finance BV 4.30% 2019	2,000	2,295
Husky Energy Inc. 6.25% 2012	4,345	4,374
Husky Energy Inc. 5.90% 2014	2,000	2,197
Husky Energy Inc. 6.20% 2017	3,585	4,265
Husky Energy Inc. 7.25% 2019	4,500	5,586
Enterprise Products Operating LLC 6.30% 2017	7,500	8,989
Enterprise Products Operating LLC 5.20% 2020	4,500	5,154
Spectra Energy Partners, LP 2.95% 2016	5,875	6,085
Spectra Energy Partners 4.60% 2021	3,970	4,204
Southwestern Energy Co. 4.10% 20223	9,425	9,418
China National Offshore Oil Corp. Ltd. 3.875% 20223	8,500	8,519
Dolphin Energy Ltd. 5.50% 20213	7,725	8,266
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	7,750	8,221
Energy Transfer Partners, LP 7.50% 2020	5,000	5,562
Devon Energy Corp. 5.625% 2014	5,000	5,412
CONSOL Energy Inc. 8.00% 2017	5,000	5,300
Peabody Energy Corp. 6.00% 20183	5,000	5,100
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,803
Alpha Natural Resources, Inc. 6.25% 2021	5,000	4,687
Arch Coal, Inc. 7.00% 20193	5,000	4,512
Noble Energy, Inc. 4.15% 2021	3,000	3,143
Canadian Natural Resources Ltd. 3.45% 2021	3,000	3,102
BP Capital Markets PLC 5.25% 2013	1,665	1,772
Transportadora de Gas Internacional 5.70% 20223	800	828
		1,089,294

TELECOMMUNICATION SERVICES — 0.82%
Nextel Communications, Inc., Series F, 5.95% 2014	5,000	5,019
Nextel Communications, Inc., Series D, 7.375% 2015	5,000	4,875
Sprint Nextel Corp. 9.125% 20173	81,750	81,341
Sprint Nextel Corp. 11.50% 20213	131,075	139,595
MTS International Funding Ltd. 8.625% 20203	92,595	106,831
MTS International Funding Ltd. 8.625% 2020	17,225	19,873
Vodafone Group PLC, Term Loan B, 6.875% 20154,7,8	55,376	56,484
Vodafone Group PLC 5.75% 2016	6,475	7,507
Vodafone Group PLC 5.625% 2017	16,450	19,348
Verizon Communications Inc. 7.375% 2013	20,000	21,939
Verizon Communications Inc. 5.50% 2017	10,000	11,746
Verizon Communications Inc. 8.75% 2018	6,000	8,204
Verizon Communications Inc. 3.50% 2021	6,500	6,812
Deutsche Telekom International Finance BV 2.25% 20173	10,000	9,936
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,118
América Móvil, SAB de CV 2.375% 2016	6,000	6,152
América Móvil, SAB de CV 8.46% 2036	MXN286,500	21,678
AT&T Inc. 0.875% 2015	$16,000	15,966
AT&T Inc. 2.40% 2016	1,350	1,406
AT&T Inc. 3.875% 2021	5,000	5,387
Telefónica Emisiones, SAU 3.992% 2016	3,000	2,903
Telefónica Emisiones, SAU 6.421% 2016	15,000	15,452
Koninklijke KPN NV 8.375% 20301	11,140	14,598
Frontier Communications Corp. 8.25% 2017	2,350	2,544
Frontier Communications Corp. 8.50% 2020	7,650	7,994
Telecom Italia Capital SA 6.999% 2018	8,500	8,946
Cricket Communications, Inc. 7.75% 2016	5,000	5,288
France Télécom 4.125% 2021	3,000	3,091
Wind Acquisition SA 11.75% 20173	700	691
		629,724

CONSUMER DISCRETIONARY — 0.79%
Staples, Inc. 9.75% 2014	72,826	82,556
Time Warner Inc. 5.875% 2016	35,100	41,348
Time Warner Companies, Inc. 7.25% 2017	2,500	3,106
Time Warner Inc. 4.75% 2021	5,250	5,864
Time Warner Cable Inc. 7.50% 2014	17,775	19,900
Time Warner Cable Inc. 8.25% 2014	2,000	2,252
Time Warner Cable Inc. 8.75% 2019	8,175	10,804
Time Warner Cable Inc. 5.00% 2020	10,000	11,162
Time Warner Cable Inc. 4.00% 2021	3,000	3,119
Comcast Corp. 5.85% 2015	10,000	11,528
Comcast Corp. 6.30% 2017	11,375	13,811
Comcast Corp. 6.40% 2038	11,810	14,356
NBCUniversal Media, LLC 2.10% 2014	26,250	26,830
NBCUniversal Media, LLC 4.375% 2021	9,500	10,369
News America Holdings Inc. 9.25% 2013	5,200	5,508
News America Holdings Inc. 8.00% 2016	2,000	2,473
News America Inc. 4.50% 2021	11,500	12,437
News America Inc. 6.65% 2037	9,600	11,190
Target Corp. 6.00% 2018	24,000	29,523
Walt Disney Co. 4.70% 2012	10,000	10,255
Walt Disney Co. 0.875% 2014	15,000	15,073
Daimler Finance NA LLC 1.95% 20143	10,000	10,134
Daimler Finance NA LLC 3.00% 20163	8,500	8,869
Daimler AG 2.40% 20173	2,500	2,529
Cox Communications, Inc. 7.125% 2012	7,335	7,533
Cox Communications, Inc. 4.625% 2013	5,495	5,726
Cox Communications, Inc. 5.45% 2014	880	976
Macy’s Retail Holdings, Inc. 7.875% 20155	3,000	3,528
Federated Department Stores, Inc. 7.45% 2017	3,420	4,186
Macy’s Retail Holdings, Inc. 3.875% 2022	2,175	2,242
Federated Department Stores, Inc. 6.90% 2029	3,177	3,696
Marriott International, Inc., Series I, 6.375% 2017	11,250	13,248
Johnson Controls, Inc. 1.75% 2014	12,500	12,716
MGM Resorts International 6.875% 2016	2,000	2,050
MGM Resorts International 7.75% 2022	10,000	10,350
Home Depot, Inc. 4.40% 2021	10,000	11,382
Limited Brands, Inc. 8.50% 2019	5,006	5,951
Limited Brands, Inc. 7.00% 2020	2,845	3,172
Limited Brands, Inc. 5.625% 2022	2,149	2,173
WPP Finance 2010 4.75% 20213	10,250	10,924
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	10,750
J.C. Penney Co., Inc. 7.65% 2016	4,550	5,005
J.C. Penney Co., Inc. 5.75% 2018	2,500	2,556
J.C. Penney Co., Inc. 5.65% 2020	2,500	2,438
Marks and Spencer Group PLC 6.25% 20173	6,729	7,483
Omnicom Group Inc. 3.625% 2022	7,430	7,447
Thomson Reuters Corp. 6.50% 2018	6,000	7,416
Volkswagen International Finance NV 2.375% 20173	5,000	5,063
Volkswagen International Finance NV 4.00% 20203	1,500	1,592
Lowe’s Companies, Inc. 1.625% 2017	6,500	6,510
EchoStar DBS Corp 7.125% 2016	5,000	5,562
NCL Corp. Ltd. 9.50% 2018	5,000	5,550
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,525
Warner Music Group 9.50% 2016	5,000	5,487
Cablevision Systems Corp. 7.75% 2018	5,000	5,337
Jaguar Land Rover PLC 7.75% 20183	5,000	5,237
Hanesbrands Inc. 6.375% 2020	5,000	5,188
Mattel, Inc. 2.50% 2016	5,000	5,159
Toys “R” Us-Delaware, Inc. 7.375% 20163	5,000	5,113
Academy, Ltd., Term Loan B, 6.00% 20184,5,8	4,988	5,044
Needle Merger Sub Corp. 8.125% 20193	5,000	5,025
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20184,5,8	5,000	5,011
Clear Channel Worldwide Holdings, Inc. 7.625% 20203	5,000	4,975
Revel Entertainment, Term Loan B, 9.00% 20174,5,8	5,000	4,867
Banque PSA Finance 5.75% 20213	5,190	4,853
Univision Communications Inc., Term Loan B, 4.489% 20174,5,8	5,000	4,681
Harley-Davidson, Inc. 2.70% 20173	3,750	3,753
		607,476

HEALTH CARE — 0.73%
Roche Holdings Inc. 5.00% 20143	13,850	14,910
Roche Holdings Inc. 6.00% 20193	50,500	62,812
Gilead Sciences, Inc. 2.40% 2014	9,015	9,338
Gilead Sciences, Inc. 3.05% 2016	22,215	23,509
Gilead Sciences, Inc. 4.40% 2021	32,700	35,574
Express Scripts Inc. 5.25% 2012	11,485	11,544
Express Scripts Inc. 2.75% 20143	2,000	2,057
Express Scripts Inc. 6.25% 2014	19,337	21,270
Express Scripts Inc. 2.10% 20153	2,000	2,031
Express Scripts Inc. 3.125% 2016	7,406	7,730
Express Scripts Inc. 3.50% 20163	2,000	2,115
Express Scripts Inc. 2.65% 20173	3,000	3,057
Express Scripts Inc. 4.75% 20213	14,800	16,216
Schering-Plough Corp. 6.00% 2017	42,500	52,844
Securities Investment Ltd. 5.125% 2019	35,000	41,701
Biogen Idec Inc. 6.00% 2013	33,500	34,888
Biogen Idec Inc. 6.875% 2018	1,000	1,227
WellPoint, Inc. 5.25% 2016	2,500	2,818
WellPoint, Inc. 5.875% 2017	26,080	30,706
Amgen Inc. 2.30% 2016	5,000	5,137
Amgen Inc. 2.50% 2016	4,000	4,141
Amgen Inc. 3.875% 2021	17,750	18,686
Cardinal Health, Inc. 5.50% 2013	15,815	16,616
Cardinal Health, Inc. 4.00% 2015	3,410	3,679
Cardinal Health, Inc. 5.80% 2016	5,000	5,819
Pfizer Inc 6.20% 2019	18,750	23,644
AstraZeneca PLC 5.40% 2012	18,000	18,332
Boston Scientific Corp. 6.00% 2020	14,400	16,834
Sanofi 0.783% 20145	10,000	10,053
UnitedHealth Group Inc. 5.50% 2012	4,121	4,231
UnitedHealth Group Inc. 6.00% 2017	2,050	2,464
UnitedHealth Group Inc. 3.875% 2020	2,900	3,140
McKesson Corp. 3.25% 2016	5,100	5,502
McKesson Corp. 4.75% 2021	2,000	2,307
Johnson & Johnson 0.593% 20145	7,500	7,545
Baxter International Inc. 1.85% 2017	6,825	6,983
Tenet Healthcare Corp. 9.25% 2015	5,000	5,612
HCA Inc. 6.50% 2020	5,000	5,362
Bausch & Lomb Inc. 9.875% 2015	5,000	5,287
DENTSPLY International Inc. 2.003% 20135	5,000	5,034
Quintiles, Term Loan B, 5.00% 20184,5,8	4,987	5,005
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,822
Amerisource Bergen 3.50% 2021	2,500	2,618
Alkermes, Inc., Term Loan B, 6.75% 20174,5,8	1,995	2,027
		565,227

CONSUMER STAPLES — 0.55%
Altria Group, Inc. 9.70% 2018	36,495	49,605
Altria Group, Inc. 9.25% 2019	11,350	15,502
Altria Group, Inc. 4.75% 2021	11,500	12,679
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,067
Anheuser-Busch InBev NV 0.827% 20145	3,785	3,795
Anheuser-Busch InBev NV 4.125% 2015	19,000	20,629
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,680
Anheuser-Busch InBev NV 5.375% 2020	5,000	5,998
Kroger Co. 5.00% 2013	2,500	2,598
Kroger Co. 6.40% 2017	31,300	37,925
SABMiller Holdings Inc. 1.85% 20153	4,000	4,059
SABMiller Holdings Inc. 2.45% 20173	21,315	21,848
SABMiller Holdings Inc. 3.75% 20223	12,500	13,018
Delhaize Group 5.875% 2014	10,107	10,777
Delhaize Group 6.50% 2017	19,210	22,081
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,228
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20154	10,089	11,211
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,548
Pernod Ricard SA 2.95% 20173	20,000	20,369
Pernod Ricard SA 4.45% 20223	7,500	7,788
Safeway Inc. 5.00% 2019	10,000	10,562
Safeway Inc. 3.95% 2020	15,505	15,026
PepsiCo, Inc. 3.10% 2015	3,000	3,177
PepsiCo, Inc. 2.50% 2016	17,500	18,446
Coca-Cola Co. 1.50% 2015	6,000	6,135
Coca-Cola Co. 1.80% 2016	4,000	4,118
Coca-Cola Co. 1.65% 2018	5,000	5,047
Kraft Foods Inc. 2.625% 2013	2,555	2,602
Kraft Foods Inc. 6.125% 2018	3,500	4,218
Kraft Foods Inc. 5.375% 2020	6,000	7,036
Tesco PLC 5.50% 20173	9,058	10,484
General Mills, Inc. 0.848% 20145	10,000	10,018
Philip Morris International Inc. 1.625% 2017	6,000	6,038
Philip Morris International Inc. 2.90% 2021	2,500	2,505
SUPERVALU INC. 8.00% 2016	5,000	5,275
Lorillard Tobacco Co. 3.50% 2016	5,000	5,244
C&S Group Enterprises LLC 8.375% 20173	4,499	4,791
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	2,000	2,150
		427,277

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.50%
United Mexican States Government, Series M30, 10.00% 2036	MXN1,097,900	109,169
Netherlands Government Eurobond 3.75% 2042	€35,923	57,842
Australia Government Agency-Guaranteed, National Australia Bank 0.969% 20143,5	$25,000	25,102
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	26,750	28,056
German Government, Series 8, 4.75% 2040	€25,900	50,807
France Government Agency-Guaranteed, Société Finance 2.25% 20123	$29,365	29,414
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,441
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	10,000	10,013
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	14,350	15,200
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 0.974% 20143,5	20,000	20,145
Denmark Government Agency-Guaranteed, Danske Bank 0.842% 20123,5	15,000	15,000
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,375	9,407
Bermudan Government 5.603% 2020	6,000	6,882
Polish Government 5.00% 2022	2,500	2,687
		390,165

UTILITIES — 0.46%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	8,831	10,195
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	6,995	8,067
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,020	33,015
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	5,000	6,379
Consumers Energy Co. 5.65% 2020	126	153
CMS Energy Corp. 6.25% 2020	50	55
CMS Energy Corp. 5.05% 2022	5,000	5,112
CenterPoint Energy Houston Electric, LLC, General Mortgage Bonds, Series U, 7.00% 2014	7,600	8,411
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,544
CenterPoint Energy Resources Corp. 4.50% 2021	29,496	32,391
Teco Finance, Inc. 6.75% 2015	28,499	31,647
Teco Finance, Inc. 4.00% 2016	1,557	1,667
Teco Finance, Inc. 6.572% 2017	3,634	4,289
Teco Finance, Inc. 5.15% 2020	1,700	1,929
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,596
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,640	2,970
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,842
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	18,275	22,713
Pennsylvania Electric Co. 6.05% 2017	3,000	3,441
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	28,998
Public Service Co. of Colorado, First Collateral Trust Bonds, Series No. 12, 4.875% 2013	5,000	5,180
Public Service Co. of Colorado 5.80% 2018	4,850	5,866
Public Service Co. of Colorado 5.125% 2019	4,350	5,149
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,503
National Grid PLC 6.30% 2016	20,725	24,066
Pacific Gas and Electric Co. 6.25% 2013	18,000	19,548
MidAmerican Energy Co. 5.95% 2017	14,000	16,763
Entergy Louisiana, LLC 1.875% 2014	5,375	5,489
Entergy Corp. 4.70% 2017	5,000	5,249
PSEG Power LLC 2.75% 2016	6,770	6,941
Electricité de France SA 6.50% 20193	1,000	1,182
Electricité de France SA 4.60% 20203	4,500	4,849
Ohio Power Co., Series M, 5.375% 2021	4,624	5,375
NRG Energy, Inc. 7.375% 2017	5,000	5,206
Intergen Power 9.00% 20173	5,000	5,156
National Rural Utilities Cooperative Finance Corp. 3.05% 2022	4,750	4,835
Wisconsin Electric Power Co. 2.95% 2021	3,610	3,706
		351,477

INDUSTRIALS — 0.45%
General Electric Capital Corp. 2.30% 2017	22,060	22,111
General Electric Corp. 5.25% 2017	11,160	13,037
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,265
General Electric Capital Corp. 4.65% 2021	23,500	25,584
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20194	5,901	6,239
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20194	3,670	3,936
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20224	7,229	7,862
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20224	12,332	13,549
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20224	11,493	12,858
Canadian National Railway Co. 4.95% 2014	4,175	4,480
Canadian National Railway Co. 5.55% 2018	26,000	31,154
Burlington Northern Santa Fe LLC 7.00% 2014	16,215	17,951
Burlington Northern Santa Fe LLC 5.65% 2017	4,024	4,742
Burlington Northern Santa Fe LLC 3.45% 2021	2,500	2,600
Burlington Northern Santa Fe LLC 3.05% 2022	1,000	1,010
BNSF Funding Trust I 6.613% 20555	6,700	6,993
Union Pacific Corp. 5.125% 2014	11,495	12,358
Union Pacific Corp. 4.00% 2021	2,000	2,180
Union Pacific Corp. 4.163% 2022	9,865	10,847
Atlas Copco AB 5.60% 20173	17,290	19,916
Volvo Treasury AB 5.95% 20153	11,950	13,144
Hutchison Whampoa International Ltd. 6.50% 20133	11,800	12,258
Norfolk Southern Corp. 5.75% 2016	5,680	6,561
Norfolk Southern Corp. 3.25% 2021	2,000	2,057
Norfolk Southern Corp. 3.00% 2022	3,000	3,026
United Technologies Corp. 4.50% 2020	8,855	10,271
Waste Management, Inc. 5.00% 2014	890	955
Waste Management, Inc. 2.60% 2016	7,945	8,215
Danaher Corp. 2.30% 2016	4,000	4,185
Danaher Corp. 3.90% 2021	3,000	3,346
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	5,000	5,812
RBS Global, Inc. and Rexnord LLC 8.50% 2018	5,000	5,462
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,000	5,430
CEVA Group PLC 11.625% 20163	5,000	5,338
Nortek Inc. 10.00% 2018	5,000	5,300
H&E Equipment Services, Inc. 8.375% 2016	5,000	5,188
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.47% 20144,5,8	2,556	2,569
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.47% 20144,5,8	2,437	2,449
TransDigm Inc. 7.75% 2018	4,000	4,380
BE Aerospace, Inc. 5.25% 2022	4,160	4,254
US Investigations Services, Inc., Term Loan D, 7.75% 20154,5,8	3,340	3,358
Republic Services, Inc. 3.80% 2018	2,500	2,716
Esterline Technologies Corp. 7.00% 2020	2,350	2,620
Lockheed Martin Corp. 3.35% 2021	2,500	2,573
Odebrecht Finance Ltd 7.00% 2020	1,950	2,184
BAE Systems Holdings Inc. 4.95% 20143	1,375	1,455
Caterpillar Financial Services Corp., Series F, 4.85% 2012	290	298
		350,076

MATERIALS — 0.39%
Dow Chemical Co. 7.60% 2014	60,200	67,881
Dow Chemical Co. 5.70% 2018	1,400	1,629
Dow Chemical Co. 4.125% 2021	7,500	7,828
ArcelorMittal 5.375% 2013	9,500	9,857
ArcelorMittal 4.50% 2017	31,775	32,018
ArcelorMittal 9.85% 2019	1,750	2,117
ArcelorMittal 5.25% 2020	2,000	1,976
ArcelorMittal 5.50% 2021	11,000	10,847
ArcelorMittal 6.25% 2022	6,775	6,910
Rio Tinto Finance (USA) Ltd. 8.95% 2014	4,250	4,899
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,800
Rio Tinto Finance (USA) Ltd. 9.00% 2019	10,920	14,986
Rio Tinto Finance (USA) PLC 3.50% 2022	5,000	5,213
Xstrata Canada Financial Corp. 2.85% 20143	5,000	5,122
Xstrata Canada Financial Corp. 3.60% 20173	8,000	8,319
Xstrata Canada Financial Corp. 4.95% 20213	5,250	5,515
BHP Billiton Finance (USA) Ltd. 1.00% 2015	4,000	4,014
BHP Billiton Finance (USA) Ltd. 1.625% 2017	4,000	4,028
BHP Billiton Finance (USA) Ltd. 2.875% 2022	5,000	5,033
Ecolab Inc. 2.375% 2014	1,250	1,295
Ecolab Inc. 3.00% 2016	8,725	9,196
Ecolab Inc. 4.35% 2021	1,500	1,638
International Paper Co. 7.95% 2018	9,550	11,972
Cliffs Natural Resources Inc. 4.875% 2021	9,000	9,483
Newcrest Finance Pty Ltd. 4.45% 20213	7,640	7,881
Reynolds Group 7.875% 20193	5,000	5,425
JMC Steel Group Inc. 8.25% 20183	5,175	5,382
FMG Resources 6.875% 20183	5,000	5,162
Ball Corp. 5.00% 2022	5,000	5,094
E.I. du Pont de Nemours and Co. 5.00% 2013	404	416
E.I. du Pont de Nemours and Co. 0.894% 20145	2,500	2,523
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,763
Barrick Gold Corp. 3.85% 20223	4,000	4,134
Teck Resources Ltd. 3.15% 2017	3,950	4,104
Arbermarle Corp. 5.10% 2015	3,500	3,872
ICI Wilmington, Inc. 5.625% 2013	3,500	3,710
Georgia-Pacific Corp. 5.40% 20203	2,500	2,853
Yara International ASA 7.875% 20193	2,225	2,793
Georgia Gulf Corp. 9.00% 20173	2,000	2,230
Airgas, Inc. 7.125% 2018	1,800	1,966
Praxair, Inc. 4.375% 2014	1,000	1,071
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	437
		300,392

ASSET-BACKED OBLIGATIONS4 — 0.30%
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.38% 20365	14,421	10,506
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.38% 20375	5,140	4,038
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.39% 20375	37,764	28,025
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	20,000	20,059
Chase Issuance Trust, Series 2007-A9, Class A, 0.27% 20145	20,000	20,001
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.399% 20375	26,366	19,569
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,195
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,477
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	17,769	18,037
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	11,066	11,961
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	10,487	9,978
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	9,600	9,673
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	8,842	8,883
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	7,514	7,846
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,122
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	4,661	4,814
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	4,601	4,381
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	663	679
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,326	2,387
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.54% 20193,5	1,670	1,635
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.039% 20345	1,128	896
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.139% 20345	874	537
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	958	1,000
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	255	260
		228,959

INFORMATION TECHNOLOGY — 0.22%
Electronic Data Systems Corp., Series B, 6.00% 20135	10,000	10,612
Hewlett-Packard Co. 0.891% 20145	12,000	11,863
Hewlett-Packard Co. 1.55% 2014	7,000	7,028
Hewlett-Packard Co. 2.625% 2014	3,750	3,866
Hewlett-Packard Co. 4.30% 2021	1,350	1,390
Hewlett-Packard Co. 4.65% 2021	1,000	1,058
National Semiconductor Corp. 6.15% 2012	21,305	21,442
National Semiconductor Corp. 6.60% 2017	10,000	12,430
International Business Machines Corp. 1.95% 2016	13,225	13,664
International Business Machines Corp. 5.70% 2017	8,100	9,768
Cisco Systems, Inc. 0.724% 20145	15,000	15,086
Samsung Electronics America, Inc., 1.75% 20173	14,500	14,527
Xerox Corp. 6.40% 2016	602	693
Xerox Corp. 2.95% 2017	8,065	8,241
Xerox Corp. 6.75% 2017	280	328
Google Inc. 1.25% 2014	7,500	7,624
First Data Corp., Term Loan D, 5.24% 20174,5,8	7,129	6,822
NXP BV and NXP Funding LLC 9.75% 20183	5,000	5,737
SunGard Data Systems Inc. 7.375% 2018	5,000	5,362
Freescale Semiconductor, Inc. 8.05% 2020	5,000	5,062
SRA International, Inc., Term Loan B, 6.50% 20184,5,8	4,669	4,680
		167,283

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	7,500	8,144
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	5,200	5,098
		13,242

Total bonds & notes (cost: $16,716,906,000)		17,529,877

Short-term securities — 5.85%

Freddie Mac 0.06%–0.17% due 5/7–10/1/2012	1,251,328	1,251,062
Fannie Mae 0.07%–0.21% due 5/1–10/16/2012	1,067,915	1,067,646
Federal Home Loan Bank 0.07%–0.20% due 5/9–12/10/2012	1,028,600	1,028,232
U.S. Treasury Bills 0.083%–0.155% due 5/3–9/13/2012	181,800	181,756
Variable Funding Capital Company LLC 0.15%–0.17% due 5/9–6/29/20123	148,600	148,564
NetJets Inc. 0.10%–0.12% due 5/1–5/17/20123	124,000	123,996
General Electric Co. 0.11% due 5/1/2012	73,300	73,300
General Electric Capital Corp. 0.13% due 5/14/2012	46,600	46,598
Federal Farm Credit Banks 0.17%–0.21% due 12/18/2012–4/9/2013	116,000	115,807
Straight-A Funding LLC 0.11%–0.18% due 5/23–7/13/20123	105,000	104,982
Google Inc. 0.11% due 6/14/20123	68,000	67,991
Chariot Funding, LLC 0.17% due 5/14/20123	41,800	41,797
JPMorgan Chase & Co. 0.25% due 7/25/2012	15,300	15,292
IBM Corp. 0.08% due 5/4/20123	52,400	52,400
Wal-Mart Stores, Inc. 0.10% due 5/10/20123	50,000	49,999
Chevron Corp. 0.09% due 5/17/20123	50,000	49,998
Private Export Funding Corp. 0.15% due 5/11/20123	30,000	29,998
Procter & Gamble Co. 0.13% due 6/12/20123	25,000	24,998
Emerson Electric Co. 0.13% due 5/31/20123	20,000	19,998
Johnson & Johnson 0.09% due 5/3/20123	16,300	16,300

Total short-term securities (cost: $4,510,644,000)		4,510,714

Total investment securities (cost: $72,389,087,000)		78,738,401
Other assets less liabilities		(1,584,602)

Net assets		$77,153,799

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Represents an affiliated company as defined under the Investment Company Act of 1940.
2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,911,554,000, which represented 3.77% of the net assets of the fund.

4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Coupon rate may change periodically.
6Index-linked bond whose principal amount moves with a government price index.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $102,997,000, which represented .13% of the net assets of the fund.

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
CAD = Canadian dollars
€ = Euros
£ = British pounds
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0612O-S29462

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: June 29, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: June 29, 2012